Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.3%)
U.S. Government Securities (6.9%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	1/15/23	565,000	612,451
1	United States Treasury Note/Bond	2.625%	2/28/23	265,000	268,561
2,3	United States Treasury Note/Bond	1.500%	3/31/23	210,000	204,028
2	United States Treasury Note/Bond	2.500%	3/31/23	325,000	327,944
3	United States Treasury Note/Bond	1.750%	5/15/23	170,000	166,600
	United States Treasury Note/Bond	1.625%	5/31/23	31,000	30,225
	United States Treasury Note/Bond	2.125%	3/31/24	6,000	5,956
	United States Treasury Note/Bond	2.875%	4/30/25	100,000	102,938
	United States Treasury Note/Bond	1.500%	8/15/26	60,015	56,358
1	United States Treasury Note/Bond	2.250%	11/15/27	30,000	29,494
	United States Treasury Note/Bond	2.750%	2/15/28	26,152	26,716
2	United States Treasury Note/Bond	2.875%	5/15/28	200,000	206,250
					2,037,521
Conventional Mortgage-Backed Securities (0.1%)
4,5,6	Fannie Mae Pool	4.000%	5/1/49	42,130	43,229
					43,229
Nonconventional Mortgage-Backed Securities (0.3%)
5,7	Fannie Mae REMICS	4.000%	3/25/43	10,623	1,992
5,7	Fannie Mae REMICS	4.500%	9/25/47	15,805	3,068
5,7	Fannie Mae REMICS	5.000%	6/25/45	21,270	3,917
5,7	Fannie Mae REMICS	5.500%	2/25/46	11,455	2,366
5,7	Fannie Mae REMICS	6.000%	12/25/47	13,487	3,160
5,7	Fannie Mae REMICS 2015-22	6.000%	4/25/45	12,071	2,755
5,7	Fannie Mae REMICS 2015-28	4.000%	5/25/45	10,416	1,966
5,7	Fannie Mae REMICS 2016-3	6.000%	2/25/46	10,646	2,474
4,5,8	Fannie Mae REMICS, 6.050% - 1M USD
	LIBOR	3.573%	3/25/46	33,751	5,938
4,5,8	Fannie Mae REMICS, 6.150% - 1M USD
	LIBOR	3.673%	5/25/47	46,984	7,924
4,5,9	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.643%	9/1/32	130	133
4,5,9	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.500%	8/1/32	214	220
5,7	Freddie Mac REMICS	4.000%	10/15/42	10,442	1,267
4,5,8	Freddie Mac REMICS, 6.150% - 1M USD
	LIBOR	3.677%	1/15/42–1/15/45	23,067	3,835
4,5,8	Freddie Mac REMICS, 6.200% - 1M USD
	LIBOR	3.727%	12/15/47	11,888	2,231
7	Ginnie Mae REMICS	4.000%	5/20/45	107	19
7	Ginnie Mae REMICS	4.500%	4/20/45–1/20/48	42,585	8,350
7	Ginnie Mae REMICS	5.000%	2/20/40	18,865	3,909
4,8	Ginnie Mae REMICS, 5.650% - 1M USD
	LIBOR	3.169%	8/20/45	19,592	2,957
4,8	Ginnie Mae REMICS, 6.100% - 1M USD
	LIBOR	3.619%	9/20/46	14,688	2,844

4,8	Ginnie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.719%	9/20/47–12/20/47	94,425	16,016
					77,341
Total U.S. Government and Agency Obligations (Cost $2,158,484)					2,158,091
Asset-Backed/Commercial Mortgage-Backed Securities (20.7%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	6,140	6,085
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	18,930	18,891
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	5,050	5,034
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	3,030	3,060
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	19,100	18,941
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	13,200	13,361
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	17,850	18,078
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	12,620	12,738
4,10	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,880	3,983
4,10	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,097
4,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,538	6,668
4,10	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,090	5,159
4,10	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	2,748	2,816
4,10	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	1,070	1,109
10	American Tower Trust #1	3.652%	3/23/28	5,300	5,293
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,591
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,711
4	AmeriCredit Automobile Receivables
	Trust 2016-1	3.590%	2/8/22	2,980	3,003
4	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	3,280	3,314
4	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	3,390	3,377
4	AmeriCredit Automobile Receivables
	Trust 2017-3	1.690%	12/18/20	4,213	4,210
4	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	9,460	9,712
4	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	7,240	7,305
4,10	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	1,330	1,333
4,10	Applebee's Funding LLC/IHOP Funding
	LLC	4.277%	9/5/44	1,244	1,241
4,10	ARL Second LLC 2014-1A	2.920%	6/15/44	4,631	4,581
4,10	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	1,482	1,506
4,10	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	36,180	38,366
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	7,140	7,115
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,673
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	1,540	1,545
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,220	4,231
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	6,370	6,352
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	2,320	2,372

4,10	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	1,110	1,137
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	9,270	9,572
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	6,790	6,867
4,10	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,028
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	3,350	3,431
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	3,916	4,059
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.507%	9/15/48	360	372
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,540	1,581
4	BANK 2017 - BNK4	3.625%	5/15/50	3,461	3,566
4	BANK 2017 - BNK5	3.390%	6/15/60	3,620	3,669
4	BANK 2017 - BNK6	3.254%	7/15/60	4,640	4,633
4	BANK 2017 - BNK6	3.518%	7/15/60	5,760	5,889
4	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,322
4	BANK 2017 - BNK7	3.435%	9/15/60	5,490	5,592
4	BANK 2017 - BNK8	3.488%	11/15/50	11,570	11,803
4	BANK 2017 - BNK9	3.538%	11/15/54	8,940	9,147
4	BANK 2018 - BN10	3.641%	2/15/61	4,430	4,594
4	BANK 2018 - BN10	3.688%	2/15/61	11,760	12,146
4	BANK 2018 - BN12	4.255%	5/15/61	3,960	4,264
4	BANK 2018 - BN13	4.217%	8/15/61	7,560	8,118
4	BANK 2018 - BN14	4.185%	9/15/60	2,205	2,361
4	BANK 2018 - BN14	4.231%	9/15/60	10,850	11,641
4	BANK 2018 - BN15	4.407%	11/15/61	16,127	17,502
4	BANK 2019 - BN17	3.623%	4/15/52	1,437	1,489
4	BANK 2019 - BN17	3.714%	4/15/52	6,104	6,333
4,9,10	Bank of America Student Loan Trust
	2010-1A, 3M USD LIBOR + 0.800%	3.380%	2/25/43	3,047	3,049
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	3,015
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,570	6,789
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,409
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	6,526
4	BENCHMARK 2018-B1 Mortgage Trust	4.255%	1/15/51	9,810	10,003
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	15,590	16,317
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	7,230	7,650
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	5,920	6,349
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	3,047	3,266
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	12,270	13,252
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	14,394	15,495
4	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	1,532	1,591
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,910	7,885
4	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	2,200	2,226
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	4,010	3,991
4,9	Brazos Higher Education Authority Inc.
	Series 2005, 3M USD LIBOR + 0.200%	2.801%	6/25/26	2,521	2,511
4,9	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	3.451%	2/25/30	5,016	5,013
4,10	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	875	872
4,10	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	1,390	1,385

4,10	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	6,676	6,794
4,10	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	2,413	2,411
4	California Republic Auto Receivables
	Trust 2016-1	3.430%	2/15/22	8,000	8,015
4	California Republic Auto Receivables
	Trust 2016-1	4.560%	12/15/22	8,320	8,404
4	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	1,763	1,754
4	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	1,120	1,112
4	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	540	539
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	2,090	2,099
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	4,381	4,371
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	3,450	3,433
4,10	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	3,310	3,347
4,10	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	2,880	2,908
4,10	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	1,280	1,315
4	Capital Auto Receivables Asset Trust
	2015-3	2.430%	9/21/20	733	733
4	Capital Auto Receivables Asset Trust
	2015-3	2.900%	12/21/20	2,700	2,701
4	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	360	361
4	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	1,630	1,617
4	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	900	898
4,10	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	5,357	5,338
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	33,775	33,520
4	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	39,460	39,780
4,10	CARDS II Trust 2018-2A	3.047%	4/17/23	16,110	16,150
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,009
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,939
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,794
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,914
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,156
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,913
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,353
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	6,110	6,058
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,439
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	1,640	1,625
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	1,640	1,620
4	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	6,801	6,791
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	19,230	19,217
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	3,040	3,037
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	5,023

4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,546
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,177
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,140
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,424
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	13,490	13,626
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	6,740	6,878
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	9,160	9,317
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	3,370	3,462
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	2,960	3,040
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	2,010	2,064
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	1,360	1,397
4	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	18,170	17,676
4	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	5,510	5,373
4	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	9,965	10,282
4	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	4,990	5,106
4	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	6,290	6,392
4	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	2,341	2,380
4,10	CFCRE Commercial Mortgage Trust
	2011-C2	5.948%	12/15/47	5,260	5,569
4	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	4,826	4,818
4,10	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	10,958	10,993
4,10,11 Chesapeake Funding II LLC 2019-1		2.950%	4/15/31	21,900	21,897
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	479	479
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	3,600	3,602
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,537
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	2,370	2,370
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,613
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	1,620	1,615
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	4,680	4,646
4	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	19,850	19,837
4,10	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,060
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,015	6,076
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	780	799
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	2,028
4	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	491	511
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	16,273	17,069

4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	14,930	15,452
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	9,060	9,483
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,949	9,241
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,081
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	808
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.592%	7/10/47	1,250	1,283
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	4,729	4,830
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	13,083	13,554
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,275
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.679%	10/10/47	3,270	3,382
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,466
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	38,770	40,481
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	23,737	24,779
4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.721%	9/10/58	900	919
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	9,456	9,528
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	19,310	19,077
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	6,425	6,549
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	13,370	13,619
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	3,150	3,253
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.412%	9/15/50	3,150	3,152
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	900	966
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	7,300	7,876
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.412%	11/10/51	16,880	18,369
4,10	CLI Funding V LLC 2013-1A	2.830%	3/18/28	2,062	2,030
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,007
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	3,974
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,644	6,628
4,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,198
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,899	6,889
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	417
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,921
4,10	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	12,915
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	71	72
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	707	724

4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,875	5,102
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,032
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,598	1,629
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	6,063
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	13,650
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	23,397	24,695
4	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	3,025	3,155
4	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	855	913
4,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,265
4,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,405
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	649	659
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,796
4	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	5,388	5,686
4,10	COMM 2013-CCRE9 Mortgage Trust	4.398%	7/10/45	2,780	2,850
4,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,176	1,201
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	613
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,905
4,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	6,702	6,707
4,10	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	18,320	19,000
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	523
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,432	4,681
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	487	487
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,572
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,363
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,047
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,649
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,346
4	COMM 2014-CCRE17 Mortgage Trust	4.915%	5/10/47	4,400	4,535
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,260	6,415
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,820	11,287
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	5,200	5,305
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	15,901
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	22,572	23,242
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,549
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,465	2,552
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,100	4,269
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	3,872
4	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	1,760	1,806
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	7,183	7,250
4,10	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,538	5,581
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	6,799
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,358
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.500%	8/15/48	2,160	2,129
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	11,120	11,567
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.687%	11/15/48	3,620	3,730
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	12,730	12,926
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	6,995	7,060
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	12,490	13,348

4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	14,010	14,826
4,10	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	7,290	7,322
4,10	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	5,700	5,707
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	17,800	19,420
4	DBJPM 16-C1 Mortgage Trust	3.502%	5/10/49	1,250	1,194
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	9,800	9,893
4,9,10	DELAM 2018-1, 1M USD LIBOR +
	0.700%	3.187%	11/19/25	10,290	10,305
4,10	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	1,460	1,458
4,10	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,090	5,076
4,10	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	15,220	15,238
4	Discover Card Execution Note Trust 2019-
	A1	3.040%	7/15/24	15,220	15,417
4,10	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	18,240	18,431
4,10	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	4,400	4,481
4,10	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	14,950	14,950
4,10	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,910	10,910
10	DNB Boligkreditt AS	2.500%	3/28/22	6,960	6,947
4,10	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	13,420	13,305
4,10	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	1,613	1,616
4,10	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	1,532	1,536
4,10	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	2,599	2,607
4,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	8,992	9,064
4,10	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	141	141
4,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	11,330	11,457
4,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,668
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,652
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	4,642	4,642
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	7,960	7,963
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	12,200	12,270
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	8,560	8,714
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	15,440	15,476
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	15,170	15,308
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	8,070	8,246
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	10,250	10,378
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	9,780	9,939
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	13,430	13,840
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	5,820	5,827
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	5,630	5,686
4,9,10	Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	3.277%	10/25/56	5,601	5,574
4,10	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	4,280	4,290
4,10	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	11,517	11,585
4,10	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	12,615	12,585
4,10	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	8,160	8,217
4,10	Enterprise Fleet Financing LLC Series
	2018-3	3.550%	5/20/24	6,010	6,140
4,10	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	6,980	7,006
4,10	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	4,970	5,002

4,5,9	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.927%	1/25/29	623	625
4,5,9	Fannie Mae Connecticut Avenue
	Securities 2016-C05, 1M USD LIBOR +
	0.015%	3.827%	1/25/29	79	79
4,5,9,10 Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	3.227%	9/25/31	9,120	9,117
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,257	10,149
4,9	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.913%	10/16/23	9,120	9,132
4,10	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	5,930	5,954
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	14,340	14,304
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	4,140	4,123
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	2,860	2,875
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	5,150	5,170
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	17,360	17,499
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	6,130	6,204
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	13,420	13,489
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	2,960	2,986
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	8,470	8,503
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	17,458	17,453
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	2,900	2,899
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	10,300	10,274
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,156
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,663
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,083
4,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	25,910
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,416
4,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,721
4,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	20,230	19,964
4,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	24,010	23,847
4,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	28,030	27,547
4,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,690
4,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,697
4,10	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	3,660	3,709
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	16,310	16,413
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	6,360	6,497
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	22,190	22,149
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	6,991
4,10	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	13,500	13,716
4,10	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	8,140	8,217
4,10	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	11,640	11,843
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	11,040	11,105
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	4,250	4,277
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	4,520	4,547
4	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,480	8,441
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	56,020	55,655
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	37,850	37,572
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	27,090	27,222
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3 A1	3.520%	10/15/23	26,880	27,404

4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	19,500	19,543
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.060%	4/15/26	4,430	4,441
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	3,330	3,332
4,5,10	Freddie Mac STACR Trust 2019-HQA2	3.181%	4/25/49	7,700	7,700
4,5,9	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2, 1M USD
	LIBOR + 2.200%	4.677%	10/25/28	340	341
4,5,9	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	4.477%	12/25/28	1,602	1,615
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.744%	2/25/48	5,126	5,103
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.818%	5/25/48	3,952	3,830
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.166%	8/25/48	3,201	3,209
4,5,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	4,660	4,670
4,5,9,10 Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	3.277%	3/25/49	1,530	1,533
4	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	5,010	4,991
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	7,310	7,294
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	3,290	3,276
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	4,120	4,102
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	2,240	2,230
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	13,160	13,210
4	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	12,460	12,535
4	GM Financial Automobile Leasing Trust
	2018-3	3.300%	7/20/22	2,450	2,464
4,10	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	5,350	5,295
4,10	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	1,640	1,626
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	3,690	3,765
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	4,120	4,219
4	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	5,320	5,398
4	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	6,740	6,753
4,10	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	5,290	5,289
4,10	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	3,900	3,896

4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	42,410	42,068
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	13,200	13,111
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	7,240	7,205
4,10	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	19,810	19,939
4,10	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,442
4,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	16,340	16,280
4,10	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	58,610	58,447
4,10	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	47,560	48,615
4,9,10	Gosforth Funding 2018-1A PLC, 3M USD
	LIBOR + 0.450%	3.101%	8/25/60	6,908	6,900
4,10	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	1,000	1,008
4,10	Great America Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	6,943	6,913
4,10	Great America Leasing Receivables
	Funding LLC Series 2016-1	2.830%	6/17/24	1,310	1,309
4,10	Great America Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	2,540	2,568
4,10	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	5,430	5,517
4,10	GS Mortgage Securities Trust 2010-C2	5.353%	12/10/43	1,370	1,410
4,10	GS Mortgage Securities Trust 2011-GC3	5.825%	3/10/44	2,650	2,747
4,10	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	7,625	7,628
4,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,073
4	GS Mortgage Securities Trust 2012-GCJ7	5.870%	5/10/45	2,140	2,234
4	GS Mortgage Securities Trust 2013-GC13	4.185%	7/10/46	185	194
4,10	GS Mortgage Securities Trust 2013-GC13	4.218%	7/10/46	1,210	1,235
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	4,128	4,178
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	1,550	1,571
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	692	707
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	6,005	6,262
4	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	105	111
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,638	11,148
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	589
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	14,135
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,765
4	GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	2,610	2,744
4	GS Mortgage Securities Trust 2014-GC24	4.663%	9/10/47	4,615	4,486
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	7,789
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	17,870	18,455
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	9,306
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,447
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,822
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	14,640	15,067
4	GS Mortgage Securities Trust 2015-GC34	4.808%	10/10/48	2,610	2,690
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	1,720	1,691
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	5,700
10	GTP Acquisition Partners I LLC	2.350%	6/15/20	850	842

10	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	9,063
4,10	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	1,065	1,099
4,10	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	12,617	13,171
4,10	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	7,741	6,575
4,10	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	16,220	16,270
4,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,700	4,669
4,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	6,858	6,827
4,10	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,650	1,647
4,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	3,160	3,161
4,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	5,340	5,442
4,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	7,900
4,9,10	Holmes Master Issuer PLC 2018-1, 3M
	USD LIBOR + 0.360%	2.957%	10/15/54	9,167	9,155
4,9,10	Holmes Master Issuer PLC 2018-2A, 3M
	USD LIBOR + 0.420%	3.017%	10/15/54	10,080	10,079
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	20,890	20,797
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	3,110	3,078
4	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	6,260	6,302
4	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	8,730	8,785
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	3,200	3,231
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	4,180	4,258
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	2,480	2,497
4,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	10,824
4,10	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,777
4,10	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	10,930	10,893
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	17,620	17,571
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	3,470	3,454
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	3,160	3,146
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	14,880	14,901
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	4,710	4,725
4,10	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	1,870	1,880
4,10	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	8,780	8,798
4,10	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	1,440	1,445
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,396
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,287
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	4,680	4,690
4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	2,490	2,496
4,9,10	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	3.324%	12/17/36	13,563	13,481

4,9,10	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	3.624%	12/17/36	4,930	4,925
4,9,10	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	3.174%	3/17/37	9,161	9,037
4,9,10	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	3.424%	3/17/37	2,250	2,222
4,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	6,631	6,697
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	5,250	5,326
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	2,280	2,292
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	5,401	5,475
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,071	1,083
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.786%	11/15/43	2,730	2,794
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.786%	11/15/43	2,313	2,363
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	6,700	6,881
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.547%	8/15/46	4,000	4,196
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	920	942
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	3,474	3,542
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	3,990	3,998
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	22,897
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,398
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,863	5,916
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,674
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	323	335
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.128%	1/15/46	2,550	2,598
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	1,062	1,084
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	651	678
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	31,402
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.130%	12/15/46	2,135	2,285
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.195%	12/15/46	960	1,015
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	10,979	11,039
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	12,229	12,459
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	4,940	4,850
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	9,670	9,970

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	4,140	4,225
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.363%	7/15/45	5,674	5,783
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	5,515	5,689
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	5,000	5,184
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,331	1,362
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	6,118	6,418
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	349	356
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	1,750	1,861
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.372%	11/15/45	1,340	1,426
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,363	4,609
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	14,680	15,464
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	600	635
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.978%	2/15/47	2,500	2,655
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.978%	2/15/47	1,000	1,042
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	2,910	3,051
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.493%	8/15/47	5,570	5,731
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	5,810	5,992
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	13,220	13,393
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	5,120	5,265
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	9,823	9,894
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	4,640	4,778
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,700	3,851
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	2,245	2,359
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	11,540	12,013
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,783	3,896
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	7,300	7,595
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	11,680	12,096
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP7	3.454%	9/15/50	4,680	4,754

4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	2,840	2,831
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	3,460	3,518
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	150	161
4,9,10	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	3.083%	12/22/69	5,168	5,170
4,9,10	Lanark Master Issuer plc 2018-2A, 1M
	USD LIBOR + 0.420%	3.083%	12/22/69	6,010	6,010
4,10	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	13,250	13,479
4,10	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	910	917
4,10	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,261
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	3,385	3,383
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	19,250	19,216
4	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	1,600	1,607
4	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	5,220	5,314
4,10	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,547
4,10	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	2,900	2,943
4,10	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	1,580	1,610
4,10	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	2,630	2,655
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,560
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,387
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,492	5,500
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	1,830	1,835
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	1,244	1,304
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	109	110
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	11,427	11,819
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.302%	8/15/46	3,937	4,150
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	849	868
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,048
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	420
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,479
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,004
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,135
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,411
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,693
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	10,122	10,494

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	21,575	22,609
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.075%	4/15/47	1,140	1,206
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	8,646	9,042
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	969
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.488%	6/15/47	7,090	7,388
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.921%	6/15/47	2,400	2,421
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	28,696	29,750
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,429
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,665
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	6,880	6,979
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,039
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	8,640	8,737
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	10,453	10,603
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	3,420	3,506
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,384
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	34,430	35,795
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	7,598	7,853
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	20,260	20,490
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.909%	5/15/49	1,090	1,135
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	29,870	30,899
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	6,550	6,681
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,283
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,478
4,10	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	6,407	6,466
4,10	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,661
4,10	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,819
4,10	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,430	4,516
4	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	48,685	50,592
4	Morgan Stanley Capital I Trust 2015-
	UBS8	4.740%	12/15/48	3,210	3,309
4	Morgan Stanley Capital I Trust 2016-
	BNK2	3.049%	11/15/49	5,260	5,215
4	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	28,210	27,478

4	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	10,670	10,975
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	2,869
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,506	3,589
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,198
4,9,10	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	3.007%	9/25/24	20,062	20,054
4,10	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	11,111
4,9,10	Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	3.535%	6/25/65	1,906	1,922
4,9,10	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	3.327%	6/25/65	1,351	1,356
4,9,10	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	3.227%	3/25/66	11,290	11,342
4,10	Navient Student Loan Trust 2017-A	2.880%	12/16/58	8,940	8,834
4,9,10	Navient Student Loan Trust 2018-1, 1M
	USD LIBOR + 0.190%	2.667%	3/25/67	1,025	1,025
4,10	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	44,479	44,846
4,10	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	5,840	5,945
4,10	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	32,690	33,856
4,10	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	3,905	3,914
4,10	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	23,520	23,784
4,10	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	19,280	19,979
4,10	Navient Student Loan Trust 2019-B	3.390%	12/15/59	6,510	6,559
9	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.000%	3.202%	1/2/25	2,204	2,184
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	10,799	10,785
4	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	8,960	8,933
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	15,410	15,373
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	5,300	5,279
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	5,450	5,507
4	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	24,570	24,589
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	4,910	4,917
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	19,280	19,174
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	10,870	10,807
4	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	5,220	5,294
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	3,520	3,565
4,10	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	123
4,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,867
4,9,10	Pepper Residential Securities Trust
	2017A-A1UA, 1M USD LIBOR +
	1.100%	3.581%	3/10/58	1,734	1,735
4,9,10	Pepper Residential Securities Trust
	2018A-A1UA, 1M USD LIBOR +
	0.950%	3.432%	3/12/47	504	504
4,9,10	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	3.357%	1/16/60	15,229	15,200
4,9,10	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.487%	6/20/60	8,921	8,899
4,9,10	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	3.430%	8/18/60	3,901	3,901

4,9,10	Permanent Master Issuer Plc 2018-1A,
	3M USD LIBOR + 0.380%	2.977%	7/15/58	6,540	6,520
4,10	PFS Financing Corp 2017-B	2.220%	7/15/22	15,980	15,851
4,9,10	PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.943%	10/15/21	16,560	16,557
4,10	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	17,094
4,10	PFS Financing Corp. 2018-D	3.190%	4/17/23	5,460	5,486
4,9,10	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	3.427%	11/25/65	11,300	11,300
4,10	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,456	2,442
4,10	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,315	9,288
4,10	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,458
4,10	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,770	7,714
4,10	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	2,004
4,10	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,580	4,593
4,10	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	580
4,10	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	15,070	15,429
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	3,175	3,209
4,9,10	Resimac Premier Series 2014-1A, 3M
	USD LIBOR + 0.700%	3.297%	12/12/45	1,255	1,248
4,9,10	Resimac Premier Series 2018-1A, 1M
	USD LIBOR + 0.800%	3.281%	11/10/49	11,631	11,613
4,9,10	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.327%	12/16/59	18,271	18,240
4,9,10	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	3.331%	4/10/50	2,473	2,468
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,176
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,449
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	4,000	3,994
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	1,526	1,525
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	3,980	3,974
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	3,777	3,775
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	9,410	9,387
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	4,110	4,117
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	13,250	13,266
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	21,950	22,295
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	11,000	11,193
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	17,580	17,866
4,10	Santander Retail Auto Lease Trust 2017-
	A	2.370%	1/20/22	3,460	3,443
4,10	Santander Retail Auto Lease Trust 2017-
	A	2.680%	1/20/22	2,850	2,843
4,10	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	11,150	11,179

4,10	Santander Retail Auto Lease Trust 2018-
	A	3.060%	4/20/22	3,910	3,918
4,10	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	3,340	3,346
4,10	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	7,760	7,785
4,10	Santander Retail Auto Lease Trust 2019-
	A	2.770%	6/20/22	28,060	28,078
10	SBA Tower Trust	3.156%	10/8/20	3,970	3,973
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	207	207
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	5,460	5,439
4,10	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	6,400	6,382
4,10	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,350	2,387
4,10	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,370	3,427
4,10	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	609	610
4,10	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	1,052	1,060
4,10	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,594	1,592
4,10	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	596	594
4,10	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	2,979
4,10	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	2,004
4,10	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	91	91
4,10	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	810
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,807
4,10	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	4,417	4,381
4,9,10	SMB Private Education Loan Trust 2016-
	B, 1M USD LIBOR + 1.500%	3.923%	2/17/32	3,264	3,335
4,9,10	SMB Private Education Loan Trust 2016-
	C, 1M USD LIBOR + 1.100%	3.573%	9/15/34	4,712	4,738
4,9,10	SMB Private Education Loan Trust 2017-
	A, 1M USD LIBOR + 0.900%	3.373%	9/15/34	7,741	7,759
4,10	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	9,810	9,733
4,10	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	18,170	18,402
4,10	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	10,670	10,916
4,10	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	14,560	14,838
4,10	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	3,062	3,053
4,10	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,859	2,833
4,10	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	2,105	2,074
4,9,10	SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	3.427%	1/25/39	848	853
4,10	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	1,280	1,260
4,10	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	7,170	7,128

4,9,10	SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	3.077%	7/25/40	714	715
4,10	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	5,700	5,646
4,10	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	9,724	9,649
4,10	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	5,080	5,024
4,10	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	7,933	7,883
4,10	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	6,120	6,079
4,10	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	8,092	8,041
4,10	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	5,660	5,608
4,10	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	8,850	8,938
4,10	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	21,540	21,954
4,10	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	19,000	19,398
4,10	SoFi Professional Loan Program 2019-B
	LLC	3.090%	8/17/48	6,930	6,909
4,10	Stack Infrastructure Issuer LLC_19-1A	4.540%	2/25/44	5,663	5,786
10	Stadshypotek AB	2.500%	4/5/22	8,020	8,000
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,280	15,556
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	3,690	3,680
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	20,127	20,035
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	5,300	5,272
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,710	5,684
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	9,890	9,856
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	15,680	15,634
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	4,770	4,736
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	6,390	6,346
4,10	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,635	3,700
4,10	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,188	5,368
4,10	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	5,776	6,038
4,10	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	6,447	6,440
4,10	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	700	699
4,10	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	560	560
4,10	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	630	630
4,10	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	54,229	54,779
4,10	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	5,650	5,709
4,10	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	3,590	3,629
4,10	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	5,560	5,603
4,10	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	5,519	5,522

4,10	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	1,880	1,884
4,10	Tidewater Auto Receivables Trust 2018-
	AA	3.840%	11/15/24	2,100	2,120
4,10	Tidewater Auto Receivables Trust 2018-
	AA	4.300%	11/15/24	630	642
4,10	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,897
10	Toronto-Dominion Bank	2.250%	3/15/21	1,700	1,691
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	1,345	1,332
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	24,140	24,087
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	1,590	1,588
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	5,780	5,866
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	11,850	11,957
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	5,140	5,205
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	2,350	2,367
4,10	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	43,600	43,107
4,10	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	23,100	23,090
4,10	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	19,450	19,533
4,10	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	10,260	10,728
4,10	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	2,276	2,260
4,10	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	14,465	14,752
4	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	1,200	1,230
4	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	3,723	3,806
4	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	2,287	2,340
4,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,771
4	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	5,703	5,719
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	3,970	4,034
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	1,160	1,181
4,10	Vantage Data Centers Issuer, LLC 2018-
	1A	4.072%	2/16/43	6,167	6,203
4,10	Verizon Owner Trust 2016-2A	1.680%	5/20/21	15,903	15,854
4,10	Verizon Owner Trust 2017-2A	1.920%	12/20/21	45,090	44,886
4,10	Verizon Owner Trust 2017-3	2.060%	4/20/22	15,460	15,373
4,10	Verizon Owner Trust 2017-3	2.380%	4/20/22	8,950	8,889
4,10	Verizon Owner Trust 2017-3	2.530%	4/20/22	9,610	9,523
4,10	Verizon Owner Trust 2018-1	2.820%	9/20/22	20,120	20,171
4,10	Verizon Owner Trust 2018-1	3.050%	9/20/22	7,320	7,334
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	8,200	8,306
4	Verizon Owner Trust 2019-A	2.930%	9/20/23	14,340	14,462
4,10	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,115
4,10	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,115
4,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	490	494

4,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	650	658
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	8,050	8,113
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	3,680	3,724
4	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	4,510	4,601
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,314	6,337
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,319
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	840	864
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,883	8,287
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	11,802
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	9,280
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	723
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,475
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,462
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	12,670	12,902
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	30,685	30,902
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	15,822	16,162
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	16,385	16,897
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.365%	6/15/48	2,310	2,342
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,418
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,510
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,355
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	2,740	2,828
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	7,449	7,785
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,156
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.694%	9/15/58	5,225	5,396
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	22,686	23,474
4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	8,950	8,693
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	8,870	9,127
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	1,390	1,415

4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	7,730	8,029
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	6,905	6,998
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	1,400	1,394
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	21,430	21,681
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	15,380	15,739
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	10,700	10,872
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	9,345	9,561
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	2,332	2,394
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	5,470	5,771
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	12,380	12,540
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	8,630	9,197
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	5,600	6,053
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	11,180	11,996
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	3,250	3,429
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	14,000	14,758
4	Wells Fargo Commercial Mortgate Trust
	2018-C47	4.442%	9/15/61	13,690	14,914
4	Wells Fargo Commercial Mortgate Trust
	2019-C50	3.635%	5/15/52	3,710	3,821
4,10	Wendy’s Funding LLC 2015-1A	4.080%	6/15/45	2,673	2,702
4,10	Wendy’s Funding LLC 2015-1A	4.497%	6/15/45	2,229	2,283
4,10	Wendy’s Funding LLC 2018-1	3.573%	3/15/48	3,160	3,122
4,10	Wendy’s Funding LLC 2018-1	3.884%	3/15/48	4,750	4,652
4,10	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	4,640	4,784
4,10	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	6,202	6,363
4	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	5,280	5,283
4	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	6,130	6,232
4	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	4,170	4,262
4	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	3,789	3,812
4	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	9,924	9,939
4	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	2,870	2,880
4	WFRBS Commercial Mortgage Trust
	2013-C13	3.345%	5/15/45	2,220	2,241
4	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	1,899	1,935

4	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	6,044	6,333
4	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	328	334
4	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	1,982	2,025
4	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	7,778	8,196
4	WFRBS Commercial Mortgage Trust
	2013-C18	4.854%	12/15/46	1,085	1,160
4	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	12,930	13,486
4	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	10,595	11,150
4	WFRBS Commercial Mortgage Trust
	2014-C20	3.995%	5/15/47	14,675	15,379
4	WFRBS Commercial Mortgage Trust
	2014-C20	4.378%	5/15/47	2,410	2,494
4	WFRBS Commercial Mortgage Trust
	2014-C20	4.513%	5/15/47	1,410	1,391
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.410%	8/15/47	1,520	1,554
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.678%	8/15/47	13,235	13,676
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.891%	8/15/47	700	710
4	WFRBS Commercial Mortgage Trust
	2014-C21	4.234%	8/15/47	2,410	2,437
4	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	4,167	4,354
4	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	14,179	14,604
4	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	920	951
4	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	13,996	14,683
4	World Omni Auto Receivables Trust 2016-
	A	1.770%	9/15/21	4,709	4,690
4	World Omni Auto Receivables Trust 2016-
	B	1.300%	2/15/22	3,020	2,997
4	World Omni Auto Receivables Trust 2018-
	A	2.730%	2/15/24	7,680	7,719
4	World Omni Auto Receivables Trust 2018-
	A	2.890%	4/15/25	3,820	3,840
4	World Omni Auto Receivables Trust 2018-
	D	3.440%	12/16/24	1,770	1,815
4	World Omni Auto Receivables Trust 2019-
	A	3.220%	6/16/25	3,060	3,099
4	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	6,650	6,660
4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	9,780	9,870
4	World Omni Automobile Lease
	Securitization Trust 2019-B	3.240%	7/15/24	1,940	1,951
4,10	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	5,980	6,039
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,092,400)					6,121,302

Corporate Bonds (59.2%)
Finance (28.8%)
	Banking (21.5%)
	American Express Co.	3.700%	8/3/23	66,175	67,954
	American Express Co.	3.400%	2/22/24	60,000	61,028
	American Express Co.	3.000%	10/30/24	35,385	35,298
	American Express Co.	4.200%	11/6/25	16,815	17,863
	American Express Credit Corp.	2.700%	3/3/22	16,000	15,993
10	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,175
	Banco Santander SA	3.800%	2/23/28	13,000	12,718
	Banco Santander SA	4.379%	4/12/28	4,415	4,505
	Bank of America Corp.	4.125%	1/22/24	42,770	44,778
4	Bank of America Corp.	3.864%	7/23/24	18,610	19,112
	Bank of America Corp.	3.875%	8/1/25	4,795	4,963
4	Bank of America Corp.	3.093%	10/1/25	72,895	72,055
4	Bank of America Corp.	3.366%	1/23/26	71,635	71,596
4	Bank of America Corp.	3.559%	4/23/27	16,150	16,176
4	Bank of America Corp.	3.824%	1/20/28	64,230	65,424
4	Bank of America Corp.	3.705%	4/24/28	9,500	9,563
	Bank of America Corp.	3.419%	12/20/28	46,500	45,541
4	Bank of America Corp.	4.271%	7/23/29	24,250	25,226
4	Bank of America Corp.	3.974%	2/7/30	35,770	36,604
	Bank of Montreal	3.300%	2/5/24	76,000	77,013
	Bank of New York Mellon Corp.	3.450%	8/11/23	65,000	66,409
	Bank of New York Mellon Corp.	2.200%	8/16/23	39,575	38,393
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,497
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	20,575
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,284
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	15,770
4	Bank of New York Mellon Corp.	3.442%	2/7/28	5,000	5,043
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,737
	Bank of Nova Scotia	3.400%	2/11/24	35,000	35,638
10	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	61,710	63,340
	BB&T Corp.	3.950%	3/22/22	4,400	4,509
	BB&T Corp.	3.750%	12/6/23	24,265	25,099
	BB&T Corp.	2.850%	10/26/24	5,000	4,956
	BB&T Corp.	3.875%	3/19/29	20,000	20,097
	BNP Paribas SA	3.250%	3/3/23	6,235	6,328
10	BNP Paribas SA	3.375%	1/9/25	42,735	42,200
10	BNP Paribas SA	4.400%	8/14/28	10,005	10,379
12	BPCE SA	3.500%	4/24/20	13,500	9,633
	BPCE SA	3.375%	12/2/26	10,000	9,966
10	BPCE SA	3.250%	1/11/28	20,000	19,561
9,12	BPCE SA, 3M Australian Bank Bill Rate +
	1.100%	2.658%	4/26/23	22,200	15,660
9,12	BPCE SA, 3M Australian Bank Bill Rate +
	1.300%	2.978%	4/24/20	10,260	7,281
	Branch Banking & Trust Co.	2.625%	1/15/22	35,175	35,180
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	22,960
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	34,510	35,429
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	45,000	45,006
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,762
	Citigroup Inc.	3.375%	3/1/23	16,000	16,232
13	Citigroup Inc.	2.750%	1/24/24	4,005	5,345
4	Citigroup Inc.	4.044%	6/1/24	30,455	31,517
	Citigroup Inc.	3.400%	5/1/26	10,000	9,998
	Citigroup Inc.	3.200%	10/21/26	86,245	84,494

4	Citigroup Inc.	3.520%	10/27/28	20,000	19,704
4	Citigroup Inc.	3.980%	3/20/30	20,000	20,289
	Citizens Bank NA	3.750%	2/18/26	45,500	46,567
	Comerica Inc.	3.700%	7/31/23	37,770	38,925
10	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,730
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	2,990
	Commonwealth Bank of Australia	2.400%	11/2/20	1,990	1,983
10	Commonwealth Bank of Australia	3.450%	3/16/23	8,396	8,543
10	Commonwealth Bank of Australia	3.350%	6/4/24	40,650	41,652
10	Commonwealth Bank of Australia	3.150%	9/19/27	26,935	26,572
9,12	Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	4.531%	6/3/26	300	217
	Cooperatieve Rabobank UA	2.750%	1/10/23	79,990	79,470
10	Cooperatieve Rabobank UA	3.875%	9/26/23	29,200	30,079
	Cooperatieve Rabobank UA	4.625%	12/1/23	78,434	81,878
13	Cooperatieve Rabobank UA	4.625%	5/23/29	5,000	7,387
9,12	Cooperatieve Rabobank UA, 3M
	Australian Bank Bill Rate + 2.500%	4.267%	7/2/25	16,450	11,767
	Credit Suisse AG	3.625%	9/9/24	67,150	68,526
4,10	Credit Suisse Group AG	3.869%	1/12/29	30,000	29,744
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	5,000	5,051
14	Danske Bank A/S	0.500%	5/6/21	10,550	11,921
10	Danske Bank A/S	5.375%	1/12/24	14,650	15,359
	Discover Bank	7.000%	4/15/20	3,665	3,804
	Discover Financial Services	4.500%	1/30/26	25,000	25,832
	Fifth Third Bancorp	3.650%	1/25/24	30,000	30,805
	Fifth Third Bank	2.875%	10/1/21	12,105	12,148
	First Republic Bank	2.500%	6/6/22	33,960	33,651
	Goldman Sachs Group Inc.	2.300%	12/13/19	58,075	57,913
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	26,552
	Goldman Sachs Group Inc.	3.500%	1/23/25	35,325	35,457
	Goldman Sachs Group Inc.	3.750%	5/22/25	126,497	128,005
4	Goldman Sachs Group Inc.	3.272%	9/29/25	94,805	93,528
	Goldman Sachs Group Inc.	3.850%	1/26/27	11,500	11,547
4	Goldman Sachs Group Inc.	3.691%	6/5/28	14,797	14,601
4	Goldman Sachs Group Inc.	3.814%	4/23/29	14,915	14,818
4	Goldman Sachs Group Inc.	4.223%	5/1/29	53,225	54,254
9,12	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	3.130%	5/16/23	10,000	7,036
9,12	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.550%	3.590%	5/2/24	30,700	21,822
	HSBC Holdings plc	4.000%	3/30/22	10,000	10,298
4	HSBC Holdings plc	3.262%	3/13/23	32,660	32,860
	HSBC Holdings plc	3.600%	5/25/23	27,990	28,481
4,13	HSBC Holdings plc	2.175%	6/27/23	6,229	8,158
4	HSBC Holdings plc	3.033%	11/22/23	29,665	29,621
4	HSBC Holdings plc	3.950%	5/18/24	5,235	5,366
4	HSBC Holdings plc	3.803%	3/11/25	70,250	71,643
	HSBC Holdings plc	4.300%	3/8/26	25,950	26,986
	HSBC Holdings plc	3.900%	5/25/26	31,015	31,522
4	HSBC Holdings plc	4.292%	9/12/26	44,400	46,246
	HSBC Holdings plc	4.375%	11/23/26	9,010	9,249
4	HSBC Holdings plc	4.041%	3/13/28	65,599	66,847
4	HSBC Holdings plc	4.583%	6/19/29	41,988	44,452
9,12	HSBC Holdings plc, 3M Australian Bank
	Bill Rate + 1.100%	3.050%	2/16/24	28,200	19,697

	Huntington Bancshares Inc.	4.350%	2/4/23	9,000	9,242
	Huntington National Bank	2.400%	4/1/20	7,000	6,981
	Huntington National Bank	2.500%	8/7/22	28,610	28,255
	Huntington National Bank	3.550%	10/6/23	33,235	34,059
	ING Groep NV	4.050%	4/9/29	30,000	30,354
	JPMorgan Chase & Co.	2.550%	3/1/21	17,560	17,515
	JPMorgan Chase & Co.	2.700%	5/18/23	26,538	26,266
4	JPMorgan Chase & Co.	3.559%	4/23/24	41,175	41,861
	JPMorgan Chase & Co.	3.625%	5/13/24	24,485	25,177
	JPMorgan Chase & Co.	3.125%	1/23/25	21,865	21,861
4	JPMorgan Chase & Co.	3.220%	3/1/25	80,536	80,263
	JPMorgan Chase & Co.	3.900%	7/15/25	30,940	32,094
	JPMorgan Chase & Co.	3.300%	4/1/26	3,910	3,905
	JPMorgan Chase & Co.	3.200%	6/15/26	52,666	52,176
4	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	27,776
4	JPMorgan Chase & Co.	3.509%	1/23/29	19,908	19,732
4	JPMorgan Chase & Co.	4.005%	4/23/29	54,885	56,463
4	JPMorgan Chase & Co.	3.882%	7/24/38	5,640	5,572
	KeyBank NA	3.300%	6/1/25	20,000	20,223
	KeyCorp	4.100%	4/30/28	15,000	15,702
4	Lloyds Banking Group plc	2.907%	11/7/23	35,695	34,970
	Lloyds Banking Group plc	3.900%	3/12/24	40,000	40,750
12	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,674
	Lloyds Banking Group plc	4.375%	3/22/28	15,000	15,513
	Lloyds Banking Group plc	4.550%	8/16/28	55,000	57,519
9,12	Lloyds Banking Group plc, 3M Australian
	Bank Bill Rate + 0.000%	3.263%	3/7/25	19,000	13,082
4,10	Macquarie Group Ltd.	3.189%	11/28/23	5,055	5,003
4	Macquarie Group Ltd.	3.189%	11/28/23	12,500	12,372
9,12	Macquarie Group Ltd., 3M Australian
	Bank Bill Rate + 1.150%	2.994%	12/15/22	29,990	21,095
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	6,740	6,703
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	79,890	82,106
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,761
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	41,665	42,242
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	107,697	110,920
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	8,375	8,662
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	63,000	64,489
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	28,983
10	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	10,075
	Morgan Stanley	7.300%	5/13/19	5,000	5,007
	Morgan Stanley	3.875%	4/29/24	21,900	22,691
	Morgan Stanley	3.700%	10/23/24	15,525	15,942
	Morgan Stanley	4.000%	7/23/25	63,431	65,630
	Morgan Stanley	3.875%	1/27/26	92,427	94,599
	Morgan Stanley	3.625%	1/20/27	37,180	37,442
4	Morgan Stanley	4.431%	1/23/30	25,710	27,171
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,282
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,600	9,426
10	MUFG Bank Ltd.	2.750%	9/14/20	25,461	25,441
10	MUFG Bank Ltd.	2.850%	9/8/21	22,000	22,011
	PNC Bank NA	3.800%	7/25/23	15,750	16,161
	PNC Bank NA	3.300%	10/30/24	44,634	45,478
	PNC Bank NA	2.950%	2/23/25	16,680	16,566
	PNC Bank NA	3.250%	6/1/25	61,052	61,860
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,439
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,755

	PNC Financial Services Group Inc.	3.450%	4/23/29	112,000	112,363
	Regions Financial Corp.	2.750%	8/14/22	4,170	4,146
	Royal Bank of Canada	3.700%	10/5/23	17,740	18,320
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	1,008
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	25,000	25,522
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	12,750	13,320
	Santander Holdings USA Inc.	3.700%	3/28/22	24,870	25,167
	Santander Holdings USA Inc.	3.400%	1/18/23	24,325	24,352
	Santander Holdings USA Inc.	4.400%	7/13/27	30,658	31,045
10	Santander UK Group Holdings plc	4.750%	9/15/25	17,061	17,269
	Santander UK plc	4.000%	3/13/24	26,360	27,354
	State Street Corp.	3.100%	5/15/23	15,025	15,164
	State Street Corp.	3.700%	11/20/23	32,620	33,899
4	State Street Corp.	3.776%	12/3/24	25,280	26,161
	State Street Corp.	3.300%	12/16/24	19,435	19,824
	State Street Corp.	3.550%	8/18/25	31,058	32,117
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	20,515	20,290
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	34,275	34,129
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	24,000	23,869
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	20,840	21,387
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	25,000	25,821
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25,525	24,479
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,200	18,360
9,12	Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	3.041%	3/29/22	4,599	3,256
	SunTrust Bank	2.450%	8/1/22	24,950	24,649
	SunTrust Bank	4.050%	11/3/25	35,000	36,727
	SunTrust Bank/Atlanta GA	3.200%	4/1/24	111,100	111,911
	Svenska Handelsbanken AB	2.450%	3/30/21	6,015	5,985
	Svenska Handelsbanken AB	1.875%	9/7/21	1,895	1,858
	Svenska Handelsbanken AB	3.900%	11/20/23	21,450	22,352
	Synchrony Bank	3.000%	6/15/22	9,965	9,888
	Synchrony Financial	3.700%	8/4/26	19,720	18,916
	Toronto-Dominion Bank	3.500%	7/19/23	56,760	58,407
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	20,971	20,771
4,10	UBS Group Funding Switzerland AG	2.859%	8/15/23	82,205	81,145
10	UBS Group Funding Switzerland AG	4.125%	9/24/25	20,922	21,669
10	UBS Group Funding Switzerland AG	4.125%	4/15/26	5,000	5,177
4	United Overseas Bank Ltd.	3.750%	9/19/24	5,000	5,008
4	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,957
	US Bancorp	2.350%	1/29/21	4,250	4,236
	US Bancorp	4.125%	5/24/21	19,555	20,098
	US Bancorp	3.000%	3/15/22	23,724	23,950
	US Bancorp	2.950%	7/15/22	35,200	35,365
	US Bancorp	3.700%	1/30/24	41,765	43,333
	US Bancorp	3.375%	2/5/24	29,025	29,706
	US Bancorp	3.600%	9/11/24	14,800	15,286
	US Bancorp	3.950%	11/17/25	25,550	26,866
	US Bancorp	2.375%	7/22/26	26,525	25,274
	US Bank NA	2.800%	1/27/25	14,400	14,304
*,11	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
*,11	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
*,11	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.450%	2/13/23	36,700	37,037

	Wells Fargo & Co.	4.125%	8/15/23	13,100	13,536
	Wells Fargo & Co.	3.300%	9/9/24	29,199	29,508
	Wells Fargo & Co.	3.000%	2/19/25	50,700	50,169
	Wells Fargo & Co.	3.550%	9/29/25	17,459	17,780
	Wells Fargo & Co.	3.000%	4/22/26	22,841	22,291
	Wells Fargo & Co.	4.150%	1/24/29	44,075	45,653
9,12	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 1.100%	2.660%	4/27/22	20,610	14,626
	Wells Fargo Bank NA	3.550%	8/14/23	72,420	74,259
	Westpac Banking Corp.	2.600%	11/23/20	2,035	2,032
	Westpac Banking Corp.	3.300%	2/26/24	32,800	33,272
	Westpac Banking Corp.	3.350%	3/8/27	63,790	63,983
4	Westpac Banking Corp.	4.322%	11/23/31	12,669	12,544
9,12	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	4.960%	3/10/26	2,600	1,894

	Brokerage (1.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,340	10,690
	Ameriprise Financial Inc.	3.700%	10/15/24	25,000	25,829
10	Apollo Management Holdings LP	4.872%	2/15/29	1,825	1,904
	BlackRock Inc.	3.250%	4/30/29	33,000	33,113
14	Blackstone Property Partners Europe
	Holdings Sarl	2.200%	7/24/25	5,000	5,822
	Brookfield Finance Inc.	4.850%	3/29/29	7,200	7,546
	Charles Schwab Corp.	3.850%	5/21/25	46,245	48,462
	Charles Schwab Corp.	4.000%	2/1/29	31,027	32,669
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	35,902
	Invesco Finance plc	4.000%	1/30/24	21,300	21,981
	Invesco Finance plc	3.750%	1/15/26	6,673	6,734
	Lazard Group LLC	4.500%	9/19/28	48,500	50,186
*,11	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
	Stifel Financial Corp.	4.250%	7/18/24	14,785	15,139
	TD Ameritrade Holding Corp.	3.625%	4/1/25	46,330	47,548

	Finance Companies (0.0%)
	Air Lease Corp.	3.625%	4/1/27	5,000	4,790
10	Avolon Holdings Funding Ltd.	4.375%	5/1/26	8,800	8,746

	Insurance (3.1%)
	Aetna Inc.	3.500%	11/15/24	10,000	9,985
	Aflac Inc.	3.625%	11/15/24	9,000	9,317
10	AIA Group Ltd.	3.600%	4/9/29	37,366	37,350
10	AIG Global Funding	2.700%	12/15/21	3,910	3,882
4	Allstate Corp.	5.750%	8/15/53	5,000	5,169
	Anthem Inc.	3.650%	12/1/27	10,000	9,885
	Assurant Inc.	4.200%	9/27/23	10,000	10,162
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,745
	Berkshire Hathaway Inc.	2.750%	3/15/23	64,513	64,670
	Berkshire Hathaway Inc.	3.125%	3/15/26	11,751	11,817
	Chubb INA Holdings Inc.	2.700%	3/13/23	20,325	20,210
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	40,527
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,772	18,976
	Chubb INA Holdings Inc.	3.350%	5/3/26	41,930	42,681
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	8,873
10	Five Corners Funding Trust	4.419%	11/15/23	27,362	28,881
	Humana Inc.	3.950%	3/15/27	7,300	7,323
	Lincoln National Corp.	3.625%	12/12/26	2,463	2,490

	Loews Corp.	2.625%	5/15/23	8,000	7,927
	Manulife Financial Corp.	4.900%	9/17/20	24,150	24,873
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	4,220	4,206
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,025
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,451
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,474
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	41,425	42,429
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	30,636	31,319
10	MassMutual Global Funding II	2.750%	6/22/24	30,285	29,935
10	Metropolitan Life Global Funding I	3.600%	1/11/24	7,390	7,608
10	Metropolitan Life Global Funding I	3.450%	12/18/26	20,520	20,950
10	Metropolitan Life Global Funding I	3.000%	9/19/27	19,400	18,972
10	New York Life Global Funding	1.950%	2/11/20	1,595	1,587
10	New York Life Global Funding	3.000%	1/10/28	44,860	44,301
10	Nuveen Finance LLC	4.125%	11/1/24	34,863	36,545
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	16,949
13	Pension Insurance Corp. plc	8.000%	11/23/26	3,880	5,941
10	Pricoa Global Funding I	2.200%	6/3/21	1,950	1,927
	Progressive Corp.	4.200%	3/15/48	8,750	9,182
10	Protective Life Corp.	4.300%	9/30/28	22,900	23,422
	Prudential Financial Inc.	4.500%	11/16/21	4,025	4,198
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,547
4	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,658
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,196
	Reinsurance Group of America Inc.	3.950%	9/15/26	24,825	24,830
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,058
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,785	6,752
10	Reliance Standard Life Global Funding II	3.850%	9/19/23	17,750	18,031
4,14	SCOR SE	3.000%	6/8/46	5,300	6,343
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,522
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,961
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,007
	UnitedHealth Group Inc.	3.750%	7/15/25	46,692	48,504
	UnitedHealth Group Inc.	3.450%	1/15/27	6,200	6,279
	UnitedHealth Group Inc.	3.375%	4/15/27	18,580	18,705
	UnitedHealth Group Inc.	2.950%	10/15/27	15,000	14,640
	UnitedHealth Group Inc.	3.875%	12/15/28	25,000	26,020
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,344

	Real Estate Investment Trusts (3.0%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	20,715	20,819
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,005
	AvalonBay Communities Inc.	2.850%	3/15/23	12,400	12,374
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	19,743
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	12,162
	AvalonBay Communities Inc.	3.200%	1/15/28	17,750	17,769
	Brandywine Operating Partnership LP	4.100%	10/1/24	20,570	20,872
	Brixmor Operating Partnership LP	3.650%	6/15/24	10,535	10,531
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,750	15,784
	Brixmor Operating Partnership LP	4.125%	6/15/26	58,703	59,060
	Camden Property Trust	4.625%	6/15/21	630	649
	Camden Property Trust	4.250%	1/15/24	3,860	4,052
	Camden Property Trust	3.500%	9/15/24	1,105	1,126
	Camden Property Trust	4.100%	10/15/28	26,495	27,796
	Columbia Property Trust Operating
	Partnership LP	4.150%	4/1/25	7,985	8,024

	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	9,787	9,389
	CubeSmart LP	4.375%	2/15/29	12,000	12,287
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,025
	Digital Realty Trust LP	3.700%	8/15/27	28,700	28,546
	ERP Operating LP	3.375%	6/1/25	21,000	21,368
	ERP Operating LP	4.150%	12/1/28	15,905	17,027
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,553
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,619
10	Goodman Australia Industrial Fund	3.400%	9/30/26	29,500	28,382
	HCP Inc.	2.625%	2/1/20	7,000	6,984
	HCP Inc.	4.250%	11/15/23	5,400	5,620
	HCP Inc.	4.200%	3/1/24	8,055	8,344
	HCP Inc.	3.400%	2/1/25	5,605	5,612
	HCP Inc.	4.000%	6/1/25	17,800	18,336
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,912	15,067
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	14,800	14,469
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	19,455	19,243
	Highwoods Realty LP	3.875%	3/1/27	19,500	19,395
	Kimco Realty Corp.	3.125%	6/1/23	9,106	9,071
	Kimco Realty Corp.	3.300%	2/1/25	19,940	19,860
	Kimco Realty Corp.	2.800%	10/1/26	7,148	6,741
	Liberty Property LP	4.400%	2/15/24	9,900	10,380
	Liberty Property LP	3.750%	4/1/25	5,000	5,051
	Liberty Property LP	4.375%	2/1/29	15,000	15,640
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,225
	Mid-America Apartments LP	4.000%	11/15/25	7,620	7,860
	Mid-America Apartments LP	3.950%	3/15/29	13,230	13,528
	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,161
	Omega Healthcare Investors Inc.	4.950%	4/1/24	15,002	15,565
	Omega Healthcare Investors Inc.	4.500%	1/15/25	1,016	1,033
	Omega Healthcare Investors Inc.	5.250%	1/15/26	6,478	6,818
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,637	5,771
	Public Storage	3.385%	5/1/29	14,370	14,454
	Realty Income Corp.	3.875%	4/15/25	25,140	26,210
	Realty Income Corp.	4.125%	10/15/26	30,000	31,572
	Realty Income Corp.	3.650%	1/15/28	10,371	10,568
10	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	13,925	13,942
	Simon Property Group LP	2.750%	2/1/23	5,500	5,481
	Simon Property Group LP	3.750%	2/1/24	28,466	29,446
	Simon Property Group LP	3.375%	10/1/24	4,000	4,085
	Simon Property Group LP	3.500%	9/1/25	12,997	13,288
	Simon Property Group LP	3.300%	1/15/26	9,920	9,988
	Simon Property Group LP	3.250%	11/30/26	24,545	24,520
	Simon Property Group LP	3.375%	12/1/27	13,225	13,342
	Tanger Properties LP	3.875%	12/1/23	17,557	17,658
	Ventas Realty LP	3.500%	2/1/25	4,920	4,931
	VEREIT Operating Partnership LP	4.625%	11/1/25	6,470	6,704
	Welltower Inc.	3.750%	3/15/23	13,439	13,781
	Welltower Inc.	4.250%	4/15/28	2,540	2,621
	Welltower Inc.	4.125%	3/15/29	40,000	40,974
					8,498,685
Industrial (27.3%)
	Basic Industry (0.9%)
10	Air Liquide Finance SA	2.250%	9/27/23	45,308	44,201
10	Air Liquide Finance SA	2.500%	9/27/26	17,850	16,897

	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	5,243
10	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.400%	12/1/26	9,680	9,670
10	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	32,331	32,866
	DowDuPont Inc.	4.493%	11/15/25	70,000	75,120
12	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	2,500	1,775
	Vale Overseas Ltd.	6.250%	8/10/26	6,000	6,563
14	Vale SA	3.750%	1/10/23	1,750	2,118
	WestRock RKT Co.	4.900%	3/1/22	1,250	1,306
	WestRock RKT Co.	4.000%	3/1/23	13,660	13,993
	WRKCo Inc.	3.000%	9/15/24	17,995	17,531
	WRKCo Inc.	4.650%	3/15/26	19,795	20,870
	WRKCo Inc.	4.900%	3/15/29	10,800	11,583

	Capital Goods (1.4%)
	3M Co.	3.375%	3/1/29	40,000	40,594
10	Airbus SE	3.150%	4/10/27	16,201	16,173
	Ball Corp.	4.875%	3/15/26	1,820	1,884
10	Berry Global Inc.	4.500%	2/15/26	5,275	5,110
	Boeing Co.	2.600%	10/30/25	4,500	4,386
11	Boeing Co.	3.100%	5/1/26	18,600	18,548
	Boeing Co.	2.250%	6/15/26	15,350	14,401
	Boeing Co.	2.800%	3/1/27	9,015	8,736
	Boeing Co.	3.250%	3/1/28	1,316	1,309
	Boeing Co.	3.450%	11/1/28	6,875	6,927
	Boeing Co.	3.200%	3/1/29	41,900	41,388
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,746
	Caterpillar Financial Services Corp.	3.750%	11/24/23	24,995	25,966
	Caterpillar Financial Services Corp.	3.300%	6/9/24	305	312
10	CFX Escrow Corp.	6.000%	2/15/24	1,600	1,656
14	CNH Industrial Finance Europe SA	1.875%	1/19/26	8,320	9,686
	Embraer Netherlands Finance BV	5.050%	6/15/25	8,260	8,714
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	4,410
	Embraer Overseas Ltd.	5.696%	9/16/23	582	625
	Embraer SA	5.150%	6/15/22	8,000	8,322
	General Dynamics Corp.	2.625%	11/15/27	17,000	16,413
14	Johnson Controls International plc	1.375%	2/25/25	3,305	3,806
	Johnson Controls International plc	3.900%	2/14/26	7,192	7,340
	Johnson Controls International plc	6.000%	1/15/36	28,673	32,625
10	Mueller Water Products Inc.	5.500%	6/15/26	10,260	10,440
	Northrop Grumman Corp.	3.250%	1/15/28	10,000	9,819
	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	6.875%	2/15/21	1,998	2,003
9,10	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 3M USD LIBOR + 3.500%	6.097%	7/15/21	2,972	2,983
	Spirit AeroSystems Inc.	3.850%	6/15/26	16,100	15,482
	Stanley Black & Decker Inc.	3.400%	3/1/26	30,000	30,294
10	TransDigm Inc.	6.250%	3/15/26	14,910	15,488
10	TransDigm Inc.	7.500%	3/15/27	5,435	5,605
	United Rentals North America Inc.	4.625%	10/15/25	1,840	1,822
	United Rentals North America Inc.	6.500%	12/15/26	4,385	4,686
	United Rentals North America Inc.	5.500%	5/15/27	4,226	4,353
	United Rentals North America Inc.	4.875%	1/15/28	4,615	4,586

	United Technologies Corp.	3.125%	5/4/27	25,000	24,547

	Communication (3.3%)
	America Movil SAB de CV	5.000%	10/16/19	7,000	7,072
	America Movil SAB de CV	5.000%	3/30/20	15,000	15,300
	American Tower Corp.	3.000%	6/15/23	32,000	31,856
	American Tower Corp.	3.950%	3/15/29	20,000	20,103
	AT&T Inc.	3.950%	1/15/25	10,000	10,321
	AT&T Inc.	3.400%	5/15/25	20,005	20,106
	CBS Corp.	4.200%	6/1/29	5,000	5,070
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	34,190	33,178
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.050%	3/30/29	18,100	19,183
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	12,186
	Comcast Corp.	3.375%	2/15/25	34,621	35,163
	Comcast Corp.	3.375%	8/15/25	97,848	99,279
	Comcast Corp.	3.950%	10/15/25	32,325	33,748
	Comcast Corp.	3.150%	3/1/26	34,557	34,566
	Comcast Corp.	2.350%	1/15/27	25,826	24,159
	Comcast Corp.	3.150%	2/15/28	32,439	31,853
	Comcast Corp.	4.150%	10/15/28	41,025	43,340
	Crown Castle International Corp.	4.450%	2/15/26	37,476	39,295
	Crown Castle International Corp.	3.700%	6/15/26	51,292	51,419
	Crown Castle International Corp.	3.650%	9/1/27	7,750	7,681
10	CSC Holdings LLC	5.375%	2/1/28	7,375	7,504
	CSC Holdings LLC	7.500%	4/1/28		5,168
10	CSC Holdings LLC	6.500%	2/1/29	11,105	11,924
10	CSC Holdings LLC	7.500%	4/1/28	4,736	5,168
	Discovery Communications LLC	4.900%	3/11/26	43,685	46,275
	Discovery Communications LLC	3.950%	3/20/28	11,167	10,973
10	Netflix Inc.	5.375%	11/15/29	4,550	4,607
	Omnicom Group Inc./ Omnicom Capital
	Inc.	3.600%	4/15/26	12,549	12,522
14	Orange SA	1.000%	9/12/25	9,000	10,448
14	Orange SA	1.375%	3/20/28	5,000	5,821
	Qwest Corp.	7.250%	9/15/25	4,554	4,978
	S&P Global Inc.	4.000%	6/15/25	6,905	7,274
	S&P Global Inc.	4.400%	2/15/26	20,000	21,408
	T-Mobile USA Inc.	4.500%	2/1/26	6,840	6,874
	T-Mobile USA Inc.	4.750%	2/1/28	12,411	12,489
	Time Warner Entertainment Co. LP	8.375%	3/15/23	9,000	10,522
	Verizon Communications Inc.	3.376%	2/15/25	54,600	55,430
12	Verizon Communications Inc.	4.050%	2/17/25	9,430	7,060
	Verizon Communications Inc.	2.625%	8/15/26	58,791	56,403
	Verizon Communications Inc.	4.125%	3/16/27	100,000	105,212
10	Verizon Communications Inc.	4.016%	12/3/29	7,938	8,265
	Viacom Inc.	3.875%	4/1/24	1,073	1,088

	Consumer Cyclical (3.6%)
10	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	3,730	3,683
10	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	17,800	17,666
10	Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,728	45,857
10	Allison Transmission Inc.	4.750%	10/1/27	4,000	3,910

10	Allison Transmission Inc.	5.875%	6/1/29	2,900	2,983
	Amazon.com Inc.	3.150%	8/22/27	27,000	27,188
	American Axle & Manufacturing Inc.	6.500%	4/1/27	1,805	1,814
	American Honda Finance Corp.	1.650%	7/12/21	11,165	10,913
	American Honda Finance Corp.	2.900%	2/16/24	7,500	7,482
	AutoZone Inc.	3.125%	4/21/26	13,622	13,277
	AutoZone Inc.	3.750%	6/1/27	10,000	10,057
10	BMW US Capital LLC	3.400%	8/13/21	25,750	26,109
10	BMW US Capital LLC	3.450%	4/12/23	10,340	10,502
	Booking Holdings Inc.	3.550%	3/15/28	17,500	17,656
10	Churchill Downs Inc.	5.500%	4/1/27	5,945	6,094
10	Churchill Downs Inc.	4.750%	1/15/28	9,785	9,602
	Costco Wholesale Corp.	2.750%	5/18/24	16,620	16,662
	Costco Wholesale Corp.	3.000%	5/18/27	32,539	32,759
	Cummins Inc.	3.650%	10/1/23	7,500	7,770
10	Eagle Intermediate Global Holding
	BV/Ruyi US Finance LLC	7.500%	5/1/25	9,350	9,303
12	Ford Motor Credit Co. LLC	3.588%	6/2/20	10,690	7,588
	Ford Motor Credit Co. LLC	4.389%	1/8/26	8,000	7,828
	General Motors Co.	4.875%	10/2/23	5,000	5,268
	General Motors Co.	5.000%	10/1/28	15,000	15,390
	General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,250
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,000	47,599
	General Motors Financial Co. Inc.	3.500%	11/7/24	15,685	15,450
	General Motors Financial Co. Inc.	4.000%	1/15/25	10,000	10,068
	General Motors Financial Co. Inc.	4.350%	4/9/25	15,750	16,046
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	14,309
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	11,571
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	9,868
	General Motors Financial Co. Inc.	4.350%	1/17/27	15,000	15,030
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	9,150	9,825
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	10,000	10,562
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,918
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	15,320	14,988
10	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	7,520	7,472
	Harley-Davidson Inc.	3.500%	7/28/25	17,000	16,690
10	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	11,027	11,275
	Home Depot Inc.	3.000%	4/1/26	5,000	5,014
	Home Depot Inc.	2.125%	9/15/26	10,000	9,423
	Home Depot Inc.	2.800%	9/14/27	10,000	9,831
	Home Depot Inc.	3.900%	12/6/28	14,250	15,050
10	International Game Technology plc	6.250%	1/15/27	4,695	4,924
	Lennar Corp.	5.250%	6/1/26	1,560	1,626
	Lennar Corp.	4.750%	11/29/27	3,147	3,214
	Lowe's Cos. Inc.	3.875%	9/15/23	4,750	4,920
	Lowe's Cos. Inc.	3.125%	9/15/24	8,505	8,521
	Lowe's Cos. Inc.	2.500%	4/15/26	5,067	4,797
	Lowe's Cos. Inc.	3.650%	4/5/29	30,000	30,018
	Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,268
	Mastercard Inc.	3.375%	4/1/24	16,000	16,505
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-
	Issuer Inc.	4.500%	9/1/26	1,481	1,464
10	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-
	Issuer Inc.	5.750%	2/1/27	2,740	2,877

	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-
	Issuer Inc.	4.500%	1/15/28	1,825	1,752
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	3,785	3,737
10	Nissan Motor Acceptance Corp.	2.600%	9/28/22	5,310	5,176
10	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	6,355	6,562
10	Performance Food Group Inc.	5.500%	6/1/24	14,580	14,799
	PulteGroup Inc.	5.500%	3/1/26	2,735	2,885
	Target Corp.	2.500%	4/15/26	2,500	2,436
	Target Corp.	3.375%	4/15/29	20,500	20,735
	TJX Cos. Inc.	2.500%	5/15/23	13,400	13,323
	TJX Cos. Inc.	2.250%	9/15/26	43,575	41,564
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,201
	Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,653
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,509
	Toyota Motor Credit Corp.	3.650%	1/8/29	40,745	42,471
	Visa Inc.	3.150%	12/14/25	98,722	100,177
	Walmart Inc.	2.350%	12/15/22	1,160	1,149
	Walmart Inc.	3.400%	6/26/23	3,000	3,080
	Walmart Inc.	3.550%	6/26/25	10,000	10,343
	Walmart Inc.	3.050%	7/8/26	50,000	50,391
	Walmart Inc.	3.700%	6/26/28	50,000	52,351

	Consumer Noncyclical (6.0%)
	AbbVie Inc.	3.600%	5/14/25	9,865	9,906
	AbbVie Inc.	4.250%	11/14/28	65,000	66,428
	Altria Group Inc.	4.400%	2/14/26	50,300	51,785
	AmerisourceBergen Corp.	3.450%	12/15/27	30,216	29,138
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	15,000	15,654
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	11,900	12,110
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	62,350	66,835
10	Aramark Services Inc.	5.000%	2/1/28	11,480	11,624
	AstraZeneca plc	4.000%	1/17/29	5,000	5,213
14	BAT International Finance plc	2.750%	3/25/25	14,366	17,670
10	Bausch Health Cos. Inc.	7.000%	3/15/24	4,607	4,855
	Baxalta Inc.	4.000%	6/23/25	14,504	15,001
	Becton Dickinson & Co.	3.700%	6/6/27	5,800	5,774
	Biogen Inc.	4.050%	9/15/25	15,000	15,437
	Boston Scientific Corp.	4.000%	3/1/29	20,000	20,586
	Campbell Soup Co.	3.950%	3/15/25	3,120	3,166
	Campbell Soup Co.	4.150%	3/15/28	10,925	10,949
	Celgene Corp.	3.875%	8/15/25	13,500	13,885
	Celgene Corp.	3.450%	11/15/27	34,095	33,733
	CHRISTUS Health	4.341%	7/1/28	20,000	21,397
10	Cigna Corp.	4.375%	10/15/28	41,000	42,133
	Coca-Cola Co.	2.550%	6/1/26	4,300	4,184
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,900	2,940
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,000	4,126
	Constellation Brands Inc.	4.650%	11/15/28	15,000	16,093
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,707
	CVS Health Corp.	4.100%	3/25/25	47,900	48,660
	CVS Health Corp.	2.875%	6/1/26	10,000	9,415
	CVS Health Corp.	4.300%	3/25/28	54,900	55,199
	DaVita Inc.	5.125%	7/15/24	2,575	2,575
	DaVita Inc.	5.000%	5/1/25	2,745	2,683
	Dignity Health	3.812%	11/1/24	1,000	1,017

	Eli Lilly & Co.	3.100%	5/15/27	20,000	20,116
	Eli Lilly & Co.	3.375%	3/15/29	13,500	13,756
	Express Scripts Holding Co.	3.000%	7/15/23	5,959	5,920
	Express Scripts Holding Co.	3.500%	6/15/24	27,333	27,439
	Express Scripts Holding Co.	3.400%	3/1/27	23,951	23,249
	Gilead Sciences Inc.	2.500%	9/1/23	2,750	2,710
	Gilead Sciences Inc.	3.700%	4/1/24	70,110	72,231
	Gilead Sciences Inc.	3.500%	2/1/25	66,507	67,729
	Gilead Sciences Inc.	3.650%	3/1/26	41,600	42,407
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	5,000	5,217
	GlaxoSmithKline Capital plc	3.000%	6/1/24	35,000	35,154
	GlaxoSmithKline Capital plc	3.375%	6/1/29	35,000	35,010
	Grupo Bimbo SAB de CV	4.500%	1/25/22	4,060	4,177
	HCA Inc.	5.250%	6/15/26	42,497	45,366
	HCA Inc.	5.375%	9/1/26	9,044	9,496
	HCA Inc.	5.625%	9/1/28	4,935	5,256
10	Hologic Inc.	4.375%	10/15/25	2,975	2,949
	Hormel Foods Corp.	4.125%	4/15/21	625	636
	Kaiser Foundation Hospitals	3.150%	5/1/27	2,500	2,492
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,342
	Kroger Co.	2.950%	11/1/21	3,000	3,004
	Kroger Co.	3.400%	4/15/22	3,000	3,034
	Kroger Co.	3.500%	2/1/26	12,475	12,308
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	1,996
	McKesson Corp.	2.850%	3/15/23	5,000	4,934
	Medtronic Inc.	3.500%	3/15/25	169,091	174,238
	Merck & Co. Inc.	2.750%	2/10/25	5,599	5,586
	Merck & Co. Inc.	3.400%	3/7/29	60,000	61,130
	Mercy Health	4.302%	7/1/28	12,500	13,325
	Minerva Luxembourg SA	6.500%	9/20/26	4,540	4,487
10	Minerva Luxembourg SA	5.875%	1/19/28	7,500	6,956
10	Nestle Holdings Inc.	3.500%	9/24/25	11,055	11,414
10	Nestle Holdings Inc.	3.625%	9/24/28	2,819	2,921
	Novartis Capital Corp.	3.100%	5/17/27	2,500	2,508
	PepsiCo Inc.	3.000%	10/15/27	2,500	2,488
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,000	5,853
	Pfizer Inc.	3.400%	5/15/24	17,095	17,641
	Pfizer Inc.	2.750%	6/3/26	5,000	4,910
	Pfizer Inc.	3.000%	12/15/26	5,000	4,988
	Pfizer Inc.	3.450%	3/15/29	20,000	20,319
	Philip Morris International Inc.	2.750%	2/25/26	12,922	12,565
	Philip Morris International Inc.	3.125%	3/2/28	20,000	19,616
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	7,193
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,126
	Quest Diagnostics Inc.	3.500%	3/30/25	2,000	2,007
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	6,816
10	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	7,021	7,188
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	52,745	51,575
10	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	23,295	22,322
10	Resideo Funding Inc.	6.125%	11/1/26	8,300	8,625
	Reynolds American Inc.	4.450%	6/12/25	87,408	89,827
10	Roche Holdings Inc.	3.350%	9/30/24	8,000	8,197
	SSM Health Care Corp.	3.688%	6/1/23	24,865	25,577
	Stryker Corp.	3.375%	5/15/24	5,000	5,104
10	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,000	16,350
	Tyson Foods Inc.	4.000%	3/1/26	25,000	25,753

	Tyson Foods Inc.	4.350%	3/1/29	15,000	15,626
	Unilever Capital Corp.	2.900%	5/5/27	7,000	6,881
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,000	15,970

	Energy (5.7%)
	Anadarko Petroleum Corp.	5.550%	3/15/26	14,475	16,258
	Anadarko Petroleum Corp.	6.600%	3/15/46	2,437	3,281
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	4.250%	12/1/27	21,520	21,875
	Apache Corp.	4.375%	10/15/28	12,835	12,971
	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	3.337%	12/15/27	30,000	29,320
	BP Capital Markets America Inc.	2.750%	5/10/23	54,532	54,340
	BP Capital Markets America Inc.	3.216%	11/28/23	29,455	29,798
	BP Capital Markets America Inc.	3.224%	4/14/24	26,774	27,029
	BP Capital Markets America Inc.	3.796%	9/21/25	38,119	39,626
	BP Capital Markets America Inc.	3.410%	2/11/26	42,800	43,543
	BP Capital Markets America Inc.	3.119%	5/4/26	66,294	66,005
	BP Capital Markets America Inc.	3.017%	1/16/27	18,065	17,690
	BP Capital Markets America Inc.	4.234%	11/6/28	2,587	2,764
	BP Capital Markets plc	3.994%	9/26/23	22,000	23,009
	BP Capital Markets plc	3.814%	2/10/24	36,910	38,342
	BP Capital Markets plc	3.535%	11/4/24	40,500	41,529
	BP Capital Markets plc	3.506%	3/17/25	5,125	5,236
	BP Capital Markets plc	3.279%	9/19/27	6,718	6,677
	Buckeye Partners LP	3.950%	12/1/26	8,525	8,245
	Buckeye Partners LP	4.125%	12/1/27	18,705	18,114
	Cenovus Energy Inc.	4.250%	4/15/27	10,000	10,038
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	9,110	9,497
	Chevron Corp.	2.954%	5/16/26	12,671	12,670
	Cimarex Energy Co.	3.900%	5/15/27	10,000	10,043
	Cimarex Energy Co.	4.375%	3/15/29	1,055	1,090
	Concho Resources Inc.	3.750%	10/1/27	38,904	38,904
	ConocoPhillips Co.	4.950%	3/15/26	67,877	75,212
	Continental Resources Inc.	4.375%	1/15/28	16,100	16,503
10	Diamondback Energy Inc.	4.750%	11/1/24	5,758	5,880
	Diamondback Energy Inc.	4.750%	11/1/24	5,185	5,295
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25,000	25,450
	Energy Transfer Operating LP	4.900%	2/1/24	10,046	10,615
	Energy Transfer Operating LP	4.050%	3/15/25	14,738	14,932
	Energy Transfer Operating LP	4.200%	4/15/27	9,665	9,720
	Energy Transfer Operating LP	5.500%	6/1/27	18,070	19,617
	Energy Transfer Operating LP	5.250%	4/15/29	9,500	10,204
	Energy Transfer Partners LP	4.950%	6/15/28	15,605	16,434
10	Eni SPA	4.750%	9/12/28	32,800	34,402
	EQT Corp.	3.900%	10/1/27	28,149	26,532
	Husky Energy Inc.	4.400%	4/15/29	39,600	40,327
10	Marathon Petroleum Corp.	4.750%	12/15/23	10,000	10,548
10	Marathon Petroleum Corp.	5.125%	12/15/26	34,678	37,464
10	Midwest Connector Capital Co. LLC	3.900%	4/1/24	35,000	35,745
	MPLX LP	4.875%	12/1/24	49,105	52,350
	MPLX LP	4.800%	2/15/29	4,975	5,280
	Newfield Exploration Co.	5.625%	7/1/24	7,440	8,110
	Newfield Exploration Co.	5.375%	1/1/26	4,790	5,167
	Noble Energy Inc.	3.850%	1/15/28	10,000	9,930
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	6,025	6,417

	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	26,484	27,861
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	4,036	4,201
10	Rockies Express Pipeline LLC	4.950%	7/15/29	15,575	15,575
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,965	10,737
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	26,710	29,281
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	33,205	36,924
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	19,025	20,262
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	13,010	13,173
	Shell International Finance BV	2.250%	1/6/23	12,812	12,626
	Shell International Finance BV	3.400%	8/12/23	4,000	4,098
	Shell International Finance BV	3.250%	5/11/25	85,903	87,480
	Shell International Finance BV	2.875%	5/10/26	35,555	35,245
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	10,000	10,292
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	13,583
10	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	7,335	7,445
10	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.500%	7/15/27	1,735	1,856
10	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	1,800	1,944
	Total Capital Canada Ltd.	2.750%	7/15/23	26,390	26,405
	Total Capital International SA	3.700%	1/15/24	5,000	5,189
	Total Capital International SA	3.750%	4/10/24	7,185	7,459
	Total Capital International SA	3.455%	2/19/29	25,000	25,489
	Total Capital SA	3.883%	10/11/28	26,600	28,063
	TransCanada PipeLines Ltd.	3.750%	10/16/23	19,615	20,169
	TransCanada PipeLines Ltd.	4.875%	1/15/26	30,028	32,502
	TransCanada PipeLines Ltd.	4.250%	5/15/28	14,670	15,313
	Valero Energy Corp.	3.400%	9/15/26	7,677	7,522
	Valero Energy Corp.	4.000%	4/1/29	37,670	38,021
	Valero Energy Partners LP	4.500%	3/15/28	26,135	27,270
	Western Midstream Operating LP	4.500%	3/1/28	7,085	7,248
	Western Midstream Operating LP	4.750%	8/15/28	16,225	16,948
	Williams Cos. Inc.	4.550%	6/24/24	4,265	4,495
	Williams Cos. Inc.	3.900%	1/15/25	5,116	5,216

	Other Industrial (0.0%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,607

	Technology (5.1%)
	Apple Inc.	3.000%	2/9/24	64,300	64,961
	Apple Inc.	3.450%	5/6/24	30,000	30,931
	Apple Inc.	2.850%	5/11/24	44,147	44,234
	Apple Inc.	2.750%	1/13/25	68,358	67,948
	Apple Inc.	2.500%	2/9/25	27,342	26,805
	Apple Inc.	3.200%	5/13/25	15,370	15,631
	Apple Inc.	3.250%	2/23/26	88,151	89,502
	Apple Inc.	2.450%	8/4/26	39,739	38,158
	Apple Inc.	3.350%	2/9/27	41,175	41,841
	Apple Inc.	3.200%	5/11/27	49,300	49,619
	Apple Inc.	2.900%	9/12/27	53,037	52,244
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	19,450	18,487
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	13,100	12,468

10	CommScope Finance LLC	8.250%	3/1/27	8,675	9,369
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	19,461	20,738
10	Dell International LLC / EMC Corp.	4.000%	7/15/24	30,000	30,157
10	Dell International LLC / EMC Corp.	6.020%	6/15/26	23,670	25,611
	Equinix Inc.	5.375%	5/15/27	2,725	2,885
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	24,990	26,672
	Intel Corp.	2.600%	5/19/26	5,000	4,863
	International Business Machines Corp.	3.625%	2/12/24	37,000	38,097
	Lam Research Corp.	3.750%	3/15/26	28,725	29,522
	Marvell Technology Group Ltd.	4.875%	6/22/28	28,000	29,260
	Microsoft Corp.	2.400%	2/6/22	15,000	14,988
	Microsoft Corp.	2.875%	2/6/24	15,000	15,151
	Microsoft Corp.	2.700%	2/12/25	41,755	41,686
	Microsoft Corp.	3.125%	11/3/25	49,685	50,708
	Microsoft Corp.	2.400%	8/8/26	59,672	57,740
	Microsoft Corp.	3.300%	2/6/27	57,571	59,013
10	NXP BV / NXP Funding LLC	4.875%	3/1/24	22,000	23,265
10	NXP BV / NXP Funding LLC	5.350%	3/1/26	30,000	32,662
	Oracle Corp.	3.400%	7/8/24	22,400	22,895
	Oracle Corp.	2.950%	11/15/24	44,875	44,860
	Oracle Corp.	2.950%	5/15/25	49,591	49,328
	Oracle Corp.	2.650%	7/15/26	55,985	54,103
	Oracle Corp.	3.250%	11/15/27	35,515	35,606
	QUALCOMM Inc.	2.900%	5/20/24	65,587	65,361
	QUALCOMM Inc.	3.250%	5/20/27	31,706	31,605
14	SAP SE	1.625%	3/10/31	17,000	20,212
10	SS&C Technologies Inc.	5.500%	9/30/27	9,080	9,307
	Tyco Electronics Group SA	3.500%	2/3/22	19,370	19,592
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	8,847
	Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,525
	Tyco Electronics Group SA	3.125%	8/15/27	22,000	21,409
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	16,628
	Verisk Analytics Inc.	4.125%	3/15/29	13,740	14,103
	Western Digital Corp.	4.750%	2/15/26	3,680	3,547

	Transportation (1.3%)
4,10	Air Canada 2017-1 Class AA Pass
	Through Trust	3.300%	1/15/30	17,442	16,964
12	Asciano Finance Ltd.	5.400%	5/12/27	11,130	8,524
12	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,190	21,402
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	15,000	15,446
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,016
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,850	9,963
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	376	393
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	6,215	6,379
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	4,895	5,003
	CSX Corp.	3.250%	6/1/27	10,000	9,926
	CSX Corp.	4.250%	3/15/29	32,000	34,055
4	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	7,163	7,601
4	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	7,638	7,767
	Delta Air Lines Inc.	4.375%	4/19/28	68,605	67,801
10	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,221

10	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,171
4,10	Heathrow Funding Ltd.	4.875%	7/15/23	330	340
	JB Hunt Transport Services Inc.	3.875%	3/1/26	45,000	45,888
	Kirby Corp.	4.200%	3/1/28	7,000	7,038
	Norfolk Southern Corp.	3.800%	8/1/28	10,000	10,351
12	Qantas Airways Ltd.	7.500%	6/11/21	21,790	16,982
12	Qantas Airways Ltd.	7.750%	5/19/22	4,780	3,884
	Southwest Airlines Co.	7.375%	3/1/27	4,930	6,085
4	Spirit Airlines Pass Through Trust 2017-
	1A	3.650%	2/15/30	13,977	13,633
	Union Pacific Corp.	2.750%	3/1/26	5,980	5,839
	Union Pacific Corp.	3.700%	3/1/29	10,000	10,286
4	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	4,405	4,551
12	WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,506
					8,064,646
Utilities (3.1%)
	Electric (2.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	10,100	10,009
	Ameren Illinois Co.	2.700%	9/1/22	7,449	7,424
	Ameren Illinois Co.	3.250%	3/1/25	11,680	11,812
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	16,806
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	10,794
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	7,955	7,961
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	47,864	49,650
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	15,895
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	5,832
	Connecticut Light & Power Co.	2.500%	1/15/23	26,960	26,736
	DTE Electric Co.	2.650%	6/15/22	1,000	997
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,175	6,555
	Duke Energy Florida LLC	3.200%	1/15/27	8,403	8,440
	Duke Energy Florida LLC	3.800%	7/15/28	29,164	30,417
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,433
	Entergy Arkansas Inc.	3.700%	6/1/24	9,708	10,083
	Entergy Arkansas Inc.	3.500%	4/1/26	24,414	24,735
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	12,935	14,579
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	6,986
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,706
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,658
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	17,033
	Entergy Louisiana LLC	3.120%	9/1/27	18,025	17,809
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,624
	Exelon Corp.	3.497%	6/1/22	3,631	3,678
	Exelon Corp.	3.950%	6/15/25	23,652	24,581
	FirstEnergy Corp.	4.250%	3/15/23	23,472	24,399
	FirstEnergy Corp.	3.900%	7/15/27	4,000	4,049
10	FirstEnergy Transmission LLC	4.350%	1/15/25	17,035	17,816
	Georgia Power Co.	2.400%	4/1/21	4,735	4,694
	Georgia Power Co.	2.850%	5/15/22	16,559	16,480
	ITC Holdings Corp.	3.250%	6/30/26	9,700	9,466
	ITC Holdings Corp.	3.350%	11/15/27	18,745	18,600
10	Kallpa Generacion SA	4.125%	8/16/27	11,000	10,847
10	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	24,926	25,637
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,677
	National Rural Utilities Cooperative
	Finance Corp.	3.700%	3/15/29	43,526	45,202
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,597

	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,037
	NSTAR Electric Co.	3.200%	5/15/27	16,330	16,221
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,200	1,201
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	22,322	26,808
	PacifiCorp	3.600%	4/1/24	14,000	14,461
	PacifiCorp	3.350%	7/1/25	17,720	17,772
	PacifiCorp	3.500%	6/15/29	15,485	15,850
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,283
	Potomac Electric Power Co.	3.600%	3/15/24	15,690	16,195
	Puget Energy Inc.	3.650%	5/15/25	13,665	13,507
	Southern California Edison Co.	3.700%	8/1/25	13,871	14,012
	Southern Co.	2.350%	7/1/21	2,307	2,285
	Southwestern Electric Power Co.	3.550%	2/15/22	16,530	16,742
	Southwestern Electric Power Co.	4.100%	9/15/28	25,000	26,137
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	41,734
10	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,199
9,12	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	2.251%	8/15/21	2,000	1,388
9,12	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	1.975%	1/15/22	500	345
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,170
	Virginia Electric & Power Co.	2.750%	3/15/23	4,744	4,741
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,156
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	8,853
	Virginia Electric & Power Co.	3.150%	1/15/26	7,950	7,933
	Virginia Electric & Power Co.	2.950%	11/15/26	12,185	11,946
	Westar Energy Inc.	2.550%	7/1/26	2,000	1,891
	Westar Energy Inc.	3.100%	4/1/27	5,800	5,761

	Natural Gas (0.1%)
10	Engie SA	2.875%	10/10/22	3,480	3,497
	Sempra Energy	3.400%	2/1/28	32,092	31,061
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,021

	Other Utility (0.1%)
12	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	16,550	12,323
					909,227
Total Corporate Bonds (Cost $17,212,457)					17,472,558
Sovereign Bonds (7.2%)
10	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	9,450	10,079
	Argentine Republic	6.875%	4/22/21	4,000	3,355
	Argentine Republic	5.625%	1/26/22	20,400	15,953
	Argentine Republic	6.875%	1/26/27	26,907	19,373
10	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	3,995
10	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	4,929	4,953
10	Bermuda	4.138%	1/3/23	10,964	11,143
	Bermuda	4.854%	2/6/24	8,791	9,357
10	Bermuda	4.854%	2/6/24	3,517	3,756
4	Bermuda	4.750%	2/15/29	12,860	13,803
	BOC Aviation Ltd.	3.875%	5/9/19	800	800
10	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,665
	Cayman Islands	5.950%	11/24/19	500	508
10	CDP Financial Inc.	3.150%	7/24/24	8,000	8,227
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,300	3,424
4	City of Buenos Aires	8.950%	2/19/21	1,474	1,414

	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	8,231	8,379
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,105	2,114
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	10,190	10,625
10	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,003
12	Commonwealth of Australia	2.500%	9/20/30	28,315	29,813
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	15,100	15,831
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	4,998
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,667
10,15	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,842
10	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,738
	Dominican Republic	6.600%	1/28/24	3,250	3,515
10	Electricite de France SA	4.500%	9/21/28	9,500	9,868
	Emirate of Abu Dhabi	3.125%	10/11/27	24,660	24,520
4,10	Empresa Nacional del Petroleo	5.250%	11/6/29	35,924	38,439
4	Empresa Nacional del Petroleo	5.250%	11/6/29	6,177	6,687
	Equinor ASA	3.150%	1/23/22	3,000	3,043
	Equinor ASA	2.450%	1/17/23	3,000	2,975
	Equinor ASA	3.950%	5/15/43	3,191	3,224
	Export-Import Bank of China	3.625%	7/31/24	5,000	5,102
	Export-Import Bank of China	3.375%	3/14/27	5,319	5,277
	Export-Import Bank of India	3.375%	8/5/26	3,000	2,897
10	Export-Import Bank of India	3.875%	2/1/28	9,675	9,561
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	17,440
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,020
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,495
	Export-Import Bank of Korea	3.000%	11/1/22	45,108	45,310
	Federative Republic of Brazil	5.000%	1/27/45	790	719
	Fondo MIVIVIENDA SA	3.500%	1/31/23	10,000	9,991
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	2,650	2,855
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	8,381
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	4,800	4,802
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	3,538	3,536
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	4,993
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	9,988
	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	2,400	2,402
	Industrial & Commercial Bank of China
	Ltd.	3.538%	11/8/27	3,700	3,655
10	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	5,971
	Kingdom of Saudi Arabia	2.375%	10/26/21	131,077	129,240
10	Kingdom of Saudi Arabia	2.375%	10/26/21	785	773
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,500	13,984
10,14	Kingdom of Spain	1.400%	7/30/28	216,200	253,513
	Korea Development Bank	4.625%	11/16/21	3,285	3,434
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,808
10	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,502
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,015
	North American Development Bank	2.400%	10/26/22	1,300	1,281
	NTPC Ltd.	4.250%	2/26/26	6,250	6,325
	OCP SA	5.625%	4/25/24	1,520	1,605
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	6,000	6,061
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	7,000	7,157
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	11,900	12,534
10	Perusahaan Listrik Negara PT	6.250%	1/25/49	4,620	5,169

16	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	34,320	35,435
	Petrobras Global Finance BV	8.750%	5/23/26	5,250	6,274
	Petrobras Global Finance BV	7.375%	1/17/27	4,051	4,507
	Petrobras Global Finance BV	5.750%	2/1/29	21,950	21,950
	Petroleos Mexicanos	5.500%	1/21/21	158,574	162,091
	Petroleos Mexicanos	6.875%	8/4/26	33,695	35,053
	Petroleos Mexicanos	6.500%	3/13/27	5,835	5,911
9	Petroleos Mexicanos, 3M USD LIBOR +
	3.650%	6.251%	3/11/22	14,150	14,757
	Province of Ontario	4.000%	10/7/19	4,500	4,526
	Republic of Colombia	4.000%	2/26/24	23,300	23,970
4	Republic of Colombia	4.500%	1/28/26	10,000	10,538
	Republic of Colombia	10.375%	1/28/33	32,175	49,525
4	Republic of Colombia	5.000%	6/15/45	9,075	9,472
	Republic of Croatia	6.375%	3/24/21	7,250	7,680
14	Republic of Croatia	3.000%	3/20/27	12,582	15,854
	Republic of Guatemala	5.750%	6/6/22	11,999	12,612
	Republic of Hungary	6.375%	3/29/21	5,980	6,361
	Republic of Indonesia	4.875%	5/5/21	29,441	30,446
10	Republic of Indonesia	3.700%	1/8/22	3,124	3,171
	Republic of Indonesia	3.750%	4/25/22	88,508	89,899
	Republic of Indonesia	5.375%	10/17/23	6,400	6,949
	Republic of Indonesia	5.875%	1/15/24	34,830	38,584
	Republic of Indonesia	4.450%	2/11/24	9,530	9,933
	Republic of Indonesia	4.125%	1/15/25	20,345	21,013
14	Republic of Kazakhstan	2.375%	11/9/28	3,200	3,741
10	Republic of Latvia	2.750%	1/12/20	1,000	999
	Republic of Latvia	2.750%	1/12/20	7,350	7,342
	Republic of Lithuania	7.375%	2/11/20	23,356	24,176
10	Republic of Lithuania	6.125%	3/9/21	7,400	7,835
	Republic of Lithuania	6.125%	3/9/21	42,564	45,089
	Republic of Lithuania	6.625%	2/1/22	12,000	13,184
4	Republic of Panama	4.000%	9/22/24	6,700	6,976
	Republic of Panama	9.375%	4/1/29	300	437
	Republic of Panama	8.125%	4/28/34	9,136	12,573
4	Republic of Panama	6.700%	1/26/36	2,400	3,117
	Republic of Poland	5.125%	4/21/21	10,505	11,017
	Republic of Serbia	4.875%	2/25/20	9,000	9,106
	Republic of Slovenia	5.500%	10/26/22	36,554	39,742
	Russian Federation	5.100%	3/28/35	17,200	17,802
	SABIC Capital II BV	4.000%	10/10/23	12,000	12,357
10	SABIC Capital II BV	4.000%	10/10/23	15,288	15,728
	Serbia International Bond	7.250%	9/28/21	24,756	26,936
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,101
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	34,570	36,182
10	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,800	1,882
	Sinopec Group Overseas Development
	2014 Ltd.	4.375%	4/10/24	8,650	9,059
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	5,000	4,898
10	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	17,500	17,559
10	Sinopec Group Overseas Development
	2018 Ltd.	4.250%	9/12/28	33,694	35,379
	Socialist Republic of Vietnam	6.750%	1/29/20	16,900	17,323

	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,363	1,365
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,177
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,371
	State of Israel	3.150%	6/30/23	2,000	2,032
14	State of Israel	2.875%	1/29/24	1,100	1,388
	State of Kuwait	2.750%	3/20/22	19,406	19,382
	State of Kuwait	3.500%	3/20/27	6,911	7,064
	State of Qatar	2.375%	6/2/21	775	766
	State of Qatar	4.000%	3/14/29	104,810	109,526
	Sultanate of Oman	6.750%	1/17/48	4,800	4,372
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	986
	United Mexican States	3.625%	3/15/22	25,272	25,684
14	United Mexican States	1.625%	4/8/26	13,715	15,390
Total Sovereign Bonds (Cost $2,095,425)					2,122,436
Taxable Municipal Bonds (0.2%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,004
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	1,250	1,255
	Illinois GO	5.000%	1/1/23	1,835	1,887
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	1,007
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	1,283	1,286
	Municipal Electrical Authority of Georgia	6.655%	4/1/57	5,852	7,085
17	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	5,435	6,717
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,653
	New York State Dormitory Authority
	Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,129
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	2,000	2,307
	San Diego County CA Regional Airport
	Authority Revenue	3.730%	7/1/21	800	818
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	6,200	6,828
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	4,960	5,827
	Texas GO	3.682%	8/1/24	2,000	2,070
	University of California Revenue	2.300%	5/15/21	1,000	999
Total Taxable Municipal Bonds (Cost $44,362)					45,872
				Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
*,11	Lehman Brothers Holdings Inc. Pfd.	7.250%		8,740	—
Total Convertible Preferred Stocks (Cost $8,571)					—

				Shares
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
18 Vanguard Market Liquidity Fund (Cost $1,438,341)
		2.545%		14,381,852	1,438,329

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
Counterparty		Date	Rate	($000)	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest
Rate Swap, Pays 3-
Month LIBOR
Quarterly, Receives
2.474% Semiannually	JPMC	3/26/21	2.474%	31,150	721
Put Swaptions
10-Year Interest
Rate Swap, Receives
3-Month LIBOR
Quarterly, Pays
2.474% Semiannually	JPMC	3/26/21	2.474%	31,150	1,009
5-Year CDX-NA-IG-
S32-V1, Credit
Protection
Purchased, Pays
1.000% Quarterly	DBAG	5/15/19	0.700%	31,480	2
5-Year CDX-NA-IG-
S32-V1, Credit
Protection
Purchased, Pays
1.000% Quarterly	JPMC	7/17/19	0.700%	62,985	63
					1,074
Total Options Purchased (Cost $1,921)					1,795
Total Investments (99.5%) (Cost $29,051,961)					29,360,383
Other Assets and Liabilities-Net (0.5%)					148,669
Net Assets (100%)					29,509,052

* Non-income-producing security – security in default.
1 Securities with a value of $1,475,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $59,741,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $9,523,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
7 Interest-only security.
8 Inverse interest-only security.

9	Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $4,913,925,000, representing 16.7% of net assets.
11	Security value determined using significant unobservable inputs.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in British pounds.
14	Face amount denominated in euro.
15	Guaranteed by multiple countries.
16	Guaranteed by the Republic of Indonesia.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate. DBAG—Deutsche Bank AG. GO—General Obligation Bond. JPMC—JP Morgan Chase Bank. LIBOR—London Interbank Offered Rate. REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written

			Notional		Market
Expiration			Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures	5/24/
Contracts	19	408	$124.50	50,796	(64)
10-Year U.S. Treasury Note Futures	5/24/
Contracts	19	204	124.00	25,296	(61)
10-Year U.S. Treasury Note Futures	5/24/
Contracts	19	407	123.50	50,265	(216)
					(341)

Put Options
10-Year U.S. Treasury Note Futures	5/24/
Contracts	19	204	$124.00	25,296	(128)
10-Year U.S. Treasury Note Futures	5/24/
Contracts	19	407	123.50	50,264	(146)
10-Year U.S. Treasury Note Futures	5/24/
Contracts	19	408	122.50	49,980	(38)
					(312)
					(653)

			Notional
			Amount
			on
			Underlying		Market
	Expiration	Exercise	Swap		Value
Counterparty	Date	Rate	($000)		($000)
Over-the-Counter Swaptions
Call Swaptions

Intermediate-Term Investment-Grade Fund

5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly

	DBAG	5/15/19	0.700%	62,710[1]	(360)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly

	DBAG	5/15/19	0.625%	94,435[1]	(227)
					(587)

Put Swaptions
5-Year CDX-NA-IG-S32-V1, Credit Protection Purchased, Pays 1.000% Quarterly	DBAG

		5/15/19	0.625%	94,435	(31)
					(618)
Total Options Written
(Premiums Received $1,413)					(1,271)

1 The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

DBAG—Deutsche Bank AG.

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2019	31,405	3,883,915	32,232
5-Year U.S. Treasury Note	June 2019	10,321	1,193,527	1,078
Ultra 10-Year U.S. Treasury Note	June 2019	4,738	624,380	610
				33,920

Short Futures Contracts
2-Year U.S. Treasury Note	June 2019	(7,260)	(1,546,437)	(781)
Euro-Bund	June 2019	(2,554)	(473,543)	(9)
Euro-OAT	June 2019	(1,370)	(248,929)	(1,696)
30-Year U.S. Treasury Bond	June 2019	(616)	(90,841)	(822)
Euro-Bobl	June 2019	(460)	(68,584)	(129)
AUD 10-Year Treasury Bond	June 2019	(636)	(61,998)	(631)
Ultra Long U.S. Treasury Bond	June 2019	(227)	(37,292)	829
AUD 3-Year Treasury Bond	June 2019	(411)	(33,009)	(251)
Long Gilt	June 2019	(160)	(26,564)	(206)
Euro-Buxl	June 2019	(58)	(12,278)	101
Euro-Schatz	June 2019	(52)	(6,528)	(2)
				(3,597)
				30,323

Intermediate-Term Investment-Grade Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

RBC Capital			1,076,91
Markets LLC	5/6/19	MXN	2	USD	56,804	—	(55)
Toronto-Dominion
Bank	6/19/19	EUR	29,714	USD	33,269	206	—
Morgan Stanley
Capital Services
LLC	6/19/19	GBP	11,197	USD	14,711	—	(70)
Bank of America,
N.A.	6/19/19	GBP	5,568	USD	7,221	60	—
BNP Paribas	6/19/19	GBP	4,337	USD	5,664	7	—
Goldman Sachs
Bank AG	6/19/19	AUD	3,712	USD	2,641	—	(21)
Citibank, N.A.	6/19/19	GBP	1,371	USD	1,804	—	(11)
Citibank, N.A.	6/19/19	GBP	1,179	USD	1,527	14	—
Bank of America,
N.A.	6/19/19	USD	424,659	EUR	376,318	707	—
Toronto-Dominion
Bank	6/19/19	USD	227,159	AUD	321,179	468	—
Morgan Stanley
Capital Services
LLC	6/19/19	USD	57,616	GBP	43,365	913	—
Goldman Sachs
Bank AG	5/6/19	USD	50,707	MXN	956,485	304	—
Bank of America,
N.A.	6/19/19	USD	11,259	AUD	15,770	128	—
JPMorgan Chase
Bank, N.A.	6/19/19	USD	10,758	AUD	15,245	—	(1)
BNP Paribas	6/19/19	USD	10,058	AUD	13,990	183	—
Citibank, N.A.	6/19/19	USD	8,502	AUD	11,968	55	—
Goldman Sachs
Bank AG	6/19/19	USD	5,166	AUD	7,240	56	—
Citibank, N.A.	6/19/19	USD	3,584	EUR	3,168	15	—
Citibank, N.A.	6/19/19	USD	3,556	EUR	3,159	—	(3)
BNP Paribas	6/19/19	USD	3,134	GBP	2,387	13	—
Goldman Sachs
Bank AG	6/19/19	USD	872	GBP	657	13	—
Bank of America,
N.A.	6/19/19	USD	75	JPY	8,326	—	—

						3,142	(161)

Intermediate-Term Investment-Grade Fund

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium				Unrealized
			Notional	Received			Appreciation
	Termination		Amount	(Paid)[1]	Value			(Depreciation)
Reference Entity	Date		(000)	(%)	($000)			($000)
Credit Protection
Sold

iTraxx Europe-	6/20/24	EUR	31,530	1.000		757		(9)
S31-V1

Credit Protection
Purchased

CDX-NA-IG-S32-V1	6/20/24	USD	234,834	(1.000)		(4,751)		(12)

						(3,994)		(21)

1 Periodic premium received/paid quarterly.

EUR—euro.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	Depreciation
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)

Intermediate-Term Investment-Grade Fund

Credit Protection Sold/Moody's Rating

America
Movil /A3	12/20/22	BARC	15,000		1.000	(2)	106	104	-

Berkshire
Hathaway	6/20/21	GSI	3,110		1.000	49	(10)	39	-
Inc./Aa2

Berkshire
Hathaway	6/20/21	JPMC	15,000		1.000	237	9	246	-
Inc./Aa2

Berkshire
Hathaway	6/20/21	JPMC	4,655		1.000	74	(9)	65	-
Inc./Aa2

Berkshire
Hathaway	6/20/22	BARC	15,760		1.000	316	(169)	147	-
Inc./Aa2

Berkshire
Hathaway	12/20/22	BARC	7,605		1.000	165	(94)	71	-
Inc./Aa2

Berkshire
Hathaway	6/20/24	BARC	19,400		1.000	437	(183)	254	-
Inc./Aa2

Berkshire
Hathaway	6/20/24	JPMC	9,400		1.000	212	(75)	137	-
Inc./Aa2

Danske
Bank	6/20/23	BNPSW	2,580	1	1.000	64	(40)	24	-
A/S/A2

Metlife	12/20/20	GSCM	5,625		1.000	72	-	72	-
Inc./A3

Metlife	12/20/21	BARC	3,165		1.000	55	(3)	52	-
Inc./A3

Metlife	6/20/24	BARC	24,300		1.000	368	(23)	345	-
Inc./A3

People's
Republic
of	6/20/22	BNPSW	22,800		1.000	540	(124)	416	-
China/A3
People's
Republic
of	12/20/23	GSI	11,245		1.000	316	(184)	132	-
China/A3
People's
Republic	6/20/24	GSI	15,520		1.000	436	(367)	69	-
of
China/A3
Republic
of
Indonesia/	6/20/24	BNPSW	10,570		1.000	19	26	45	-
Baa2

Intermediate-Term Investment-Grade Fund

Saudi	6/20/24	MSCS	24,560		1.000	251	(201)	50	-
Arabia/A1

Southern
Co./Baa2	6/20/22	JPMC	59,775		1.000	1,087	(635)	452	-

Verizon
Communications	12/20/22	GSI	15,585		1.000	323		126	-
Inc./Baa1							(197)

									-
						5,019	(2,173)	2,846

Credit Protection
Purchased
American
International
Group	12/20/20	GSCM	5,625		(1.000)	(77)	42	-	(35)
Inc.

American
International
Group	12/20/20	GSCM	2,835		(1.000)	(39)	(15)	-	(54)
Inc.

Bank of
America	3/20/20	GSCM	7,870		(1.000)	(59)	22	-	(37)
Corp.

Bank of
China Ltd.	12/20/21	BNPSW	6,200		(1.000)	(128)	(11)	-	(139)

Bank of
China Ltd.	6/20/22	BNPSW	22,800		(1.000)	(518)	3	-	(515)

Barclays
Bank plc	6/20/24	JPMC	9,115	1	(1.000)	(234)	126	-	(108)

Commerzban
k AG	6/20/21	BOANA	24,495		(1.000)	(382)	(198)	-	(580)

CVS Health
Corp.	12/20/21	BARC	3,220		(1.000)	(54)	55	1	-

CVS Health
Corp.	12/20/21	BOANA	15,000		(1.000)	(254)	260	6	-

Deutsche
Bank AG	12/20/22	JPMC	15,195		(1.000)	190	53	243	-

Dominion
Energy	6/20/22	JPMC	7,470		(1.000)	(193)	161	-	(32)
Inc.

Intermediate-Term Investment-Grade Fund

Exelon
Corp.	6/20/22	JPMC	11,955		(1.000)	(324)	247	-	(77)

Exelon
Corp.	6/20/22	JPMC	7,470		(1.000)	(203)	156	-	(47)

Federative
Republic	12/20/25	BOANA	3,885		(1.000)	229	(741)	-	(512)
of Brazil

Federative
Republic	12/20/25	GSCM	2,485		(1.000)	147	(442)	-	(295)
of Brazil

JPMorgan
Chase Bank	12/20/20	MSCS	25,000		(1.000)	(332)	52	-	(280)
N.A.

LafargeHolcim
Ltd.	6/20/24	BNPSW	8,655	1	(1.000)	(91)	39	-	(52)

Lincoln
National	6/20/21	BARC	10,000		(1.000)	(169)	(95)	-	(264)
Corp.

Lincoln
National	6/20/21	BARC	1,555		(1.000)	(26)	(18)	-	(44)
Corp.

Lincoln
National	6/20/21	BARC	1,550		(1.000)	(26)	18	-	(8)
Corp.

Lincoln
National	12/20/21	BARC	3,165		(1.000)	(60)	(4)	-	(64)
Corp.

McDonald's
Corp.	6/20/22	GSI	12,325		(1.000)	(336)	248	-	(88)

Ministry
of Finance	6/20/24	CITNA	15,000		(1.000)	(333)	337	4	-
Malaysia

Ministry
of Finance	6/20/24	JPMC	14,500		(1.000)	(322)	326	4	-
Malaysia

People's
Republic	12/20/23	BARC	6,425		(1.000)	(187)	150	-	(37)
of China

People's
Republic	12/20/23	BARC	4,820		(1.000)	(140)	109	-	(31)
of China

Republic
of Chile	6/20/24	BNPSW	21,500		(1.000)	(656)	659	3	-

Intermediate-Term Investment-Grade Fund

Republic
of Chile	6/20/24	GSI	10,000		(1.000)	(305)	309	4	-

Republic
	6/20/24	CITNA	10,100		(1.000)	(218)	221	3	-
of Peru

Republic
of Turkey	12/20/19	GSI	9,050		(1.000)	130	(31)	99	-

Sempra
Energy	6/20/22	JPMC	11,955		(1.000)	(256)	240	-	(16)

Sempra
Energy	6/20/22	JPMC	7,470		(1.000)	(160)	154	-	(6)

Societe
Generale	12/20/21	JPMC	14,675		(1.000)		48	-
SA						(311)			(263)

Societe
Generale	6/20/24	JPMC	16,555	1	(1.000)	(273)	94	-	(179)
SA

Standard
Chartered	12/20/21	JPMC	7,945		(1.000)		(10)	-	(182)
Bank						(172)

State of
Qatar	6/20/22	BOANA	1,360		(1.000)	(29)	(10)	-	(39)

State of
Qatar	6/20/22	CITNA	2,640		(1.000)	(56)	(20)	-	(76)

Wells
Fargo &	9/20/20	BOANA	9,700		(1.000)	(111)	34	-	(77)
Co.

						(6,338)	2,568	367	(4,137)

								3,213	(4,137)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.
BARC--Barclays Bank
plc.
BNPSW--BNP Paribas.

BOANA--Bank of America, N.A.

Intermediate-Term Investment-Grade Fund

CITNA—Citibank N.A.

GSCM--Goldman Sachs Bank USA.

GSI--Goldman Sachs International.

JPMC--JP Morgan Chase Bank.

MSCS--Morgan Stanley Capital Services LLC

At April 30, 2019, counterparties had deposited in segregated accounts securities with a value of $7,674,000 and cash of $970,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest
Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Terminati	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation
on Date	Date[1]	($000)	(%)	(%)	($000)	($000)
6/19/20	6/19/19	45,261	3.000	0.000	226	63

6/21/21	6/19/19	96,329	(3.000)	0.000	(1,216)	(342)

6/20/22	6/19/19	146,340	(3.000)	0.000	(2,965)	(857)

6/19/23	6/19/19	123,089	(3.000)	0.000	(3,307)	(861)

6/19/24	6/19/19	120,774	(3.000)	0.000	(3,894)	(1,063)

6/19/26	6/19/19	93,187	(3.000)	0.000	(3,707)	(1,069)

3/31/31	3/30/21	3,115	(2.474)	0.000	30	29

					(14,833)	(4,100)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Intermediate-Term Investment-Grade Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Intermediate-Term Investment-Grade Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap,

Intermediate-Term Investment-Grade Fund

the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as an asset (liability)
and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss)
over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if

Intermediate-Term Investment-Grade Fund

the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fundloses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded.
Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options

Intermediate-Term Investment-Grade Fund

generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices.
Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,158,091	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,099,405	21,897
Corporate Bonds	—	17,472,553	5
Sovereign Bonds	—	2,122,436	—
Taxable Municipal Bonds	—	45,872	—
Convertible Bonds	—	—	—[1]
Temporary Cash Investments	1,438,329	—	—
Options Purchased	—	1,795	—
Options Written	(653)	(618)	—
Futures Contracts—Assets[2]	12,968	—	—
Futures Contracts—Liabilities[2]	(2,520)	—	—
Forward Currency Contracts—Assets	—	3,142	—
Forward Currency Contracts—Liabilities	—	(161)	—
Swap Contracts—Assets[2]	6	3,213	—

Intermediate-Term Investment-Grade Fund

Swap Contracts—Liabilities[2]	(868)	(4,137)	—
Total	1,447,262	27,901,591	21,902
1 Market Value of Convertible Preferred Stock is less than $500 and is based on Level 3 inputs.
2 Represents variation margin on the last day of the reporting period.